As filed with the Securities and Exchange Commission on February 26, 2026

REGISTRATION NO. 033-06867

INVESTMENT COMPANY ACT FILE NO. 811-04665

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 83	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 83

(Check appropriate box or boxes)

COMMONWEALTH INTERNATIONAL SERIES TRUST

(Exact name of Registrant as Specified in the Charter)

791 Town & Country Blvd., Suite 250, Houston, TX 77024

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: 1-713-781-2856

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

with a copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, Kansas 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b).
☒	on March 2, 2026 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

February 28, 2026

COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf of its Series,

Commonwealth Australia/New Zealand Fund (CNZLX)

Africa Fund (CAFRX)

Commonwealth Japan Fund (CNJFX)

Commonwealth Global Fund (CNGLX)

Commonwealth Real Estate Securities Fund (CNREX)

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

i

(This Page Intentionally Left Blank)

Summary

Commonwealth Australia/New Zealand Fund (CNZLX)

Investment Objective

The investment objective of the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”) is to provide long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Australia/New Zealand Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses	1.89%
Total Annual Fund Operating Expenses	2.89%

1	The Australia/New Zealand Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2027.

Example:

The following example is intended to help you compare the cost of investing in the Australia/New Zealand Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Australia/New Zealand Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Australia/New Zealand Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$292	$895	$1,523	$3,214

Portfolio Turnover

The Australia/New Zealand Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Australia/New Zealand Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Australia/New Zealand Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Australia/New Zealand Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Australia/New Zealand Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Australian and New Zealand issuers that are tied economically to Australia or New Zealand. The Australia/New Zealand Fund considers an issuer to be an Australian or New Zealand issuer and thus tied economically to Australia or New Zealand if: (1) the issuer is organized under Australia or New Zealand law; (2) the securities of the issuer are listed on Australia or New Zealand stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Australia or New Zealand; or (4) the securities are issued or guaranteed by government entities of Australia or New Zealand. The Australia/New Zealand Fund invests primarily in debt and equity securities of Australian/New Zealand issuers. The Australia/New Zealand Fund may also consider an issuer to be an Australian or New Zealand issuer if it issues securities denominated in the local currency of either Australia or New Zealand. The Australia/New Zealand Fund’s equity investments may include common and preferred stock and securities convertible into common stock. The Australia/New Zealand Fund’s investments may include issuers of any market capitalization. In addition, the Australia/New Zealand Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Australia/New Zealand Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.

FCA Corp, the Australia/New Zealand Fund’s investment adviser (“FCA Corp” or the “Adviser”), does not attempt to maintain equal or set allocations to Australia or New Zealand. Rather, the Australia/New Zealand Fund, from time to time, invests different percentages of its assets in Australia and New Zealand, depending on available investment opportunities and economic and market conditions. The Australia/New Zealand Fund may invest in companies that focus on natural resources production, refining and development.

The Australia/New Zealand Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security. The Australia/New Zealand Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Australia/New Zealand Fund may also engage in borrowing for cash management purposes. The Australia/New Zealand Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Australia/New Zealand Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Australia/New Zealand Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Australia/New Zealand Fund’s emphasis(es) on a given country(ies) or sector(s). The Australia/New Zealand Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Principal Risks

An investment in the Australia/New Zealand Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Australia/New Zealand Fund’s net asset value and, therefore, may increase the volatility of the Australia/New Zealand Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Australia/New Zealand Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Australia/New Zealand Fund.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Australia/New Zealand Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Australia/New Zealand Fund may incur costs in connection with conversions between various currencies.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Australia/New Zealand Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Australia/New Zealand Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The

Australia/New Zealand Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk. Foreign securities risks to which the Australia/New Zealand Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Australia/New Zealand Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Australia/New Zealand Fund to liquidate positions. This in turn may cause delays in the Australia/New Zealand Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Australia/New Zealand Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Australia/New Zealand Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Australia/New Zealand Fund. Additionally, the Australia/New Zealand Fund’s direct operations could negatively impact the Australia/New Zealand Fund’s performance. For instance, because the Australia/New Zealand Fund’s asset base may be considered small relative to other mutual funds, the Australia/New Zealand

Fund will operate with correspondingly higher total annual operating expenses. To the extent the Australia/New Zealand Fund’s assets are not increased and the Australia/New Zealand Fund’s expense ratios are not decreased, the Australia/New Zealand Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Risks Associated with Australia/New Zealand. The Australia/New Zealand Fund, by focusing its investments on Australian and New Zealand issuers, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities, and natural disasters, that impact Australia and/or New Zealand, but that do not impact the broader Pacific region, could impact the Australia/New Zealand Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

Risks Associated with Investments in Other Investment Companies. The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”). When the Australia/New Zealand Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Australia/New Zealand Fund will incur higher expenses, many of which may be duplicative. In addition, the Australia/New Zealand Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Australia/New Zealand Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Risks Associated with Natural Resources and Commodity Investments. Should the Australia/New Zealand Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Australia/New Zealand Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Transportation Operating Companies Risk. To the extent that the Australia/New Zealand Fund invests in companies involved in the transportation industry, transportation operations companies are subject to risks associated with fleet integrity and safety and driver safety and retention. These are subject to external influences, particularly weather events, natural disasters, traffic, and road conditions. Transportation companies also are subject to risks such as business disruptions, including accidents, losses of cargo or supply chain disruption.

Newer risks facing the transportation industry include advancing technology, cyber-security risk, and market fluctuations created by international trade disputes. Additionally, potentially worsening driver shortage, regulatory compliance and infrastructure problems may be risk factors for transportation operations companies.

Power Generation Companies’ Risk. The Australia/New Zealand Fund may invest in the securities of power generation companies. Issuers of securities of power generation companies may be adversely impacted by the following factors: changes in the levels and volatility of global energy prices, global supply and demand, and capital expenditures on the exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this industry may be subject to substantial government regulation which may increase the cost of doing business and limit earnings. A significant portion of a power generation company’s revenue may come from a relatively small number of customers, including governmental entities and utilities. Power companies may operate or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Power generation companies may also be significantly impacted by the supply of, and demand for, specific products, such as electricity, oil and natural gas, and services, exploration and production spending, government subsidization, world events and general economic conditions in certain countries or regions. Acts of war or terrorism, such as the Russia-Ukraine war and the Israeli-Hamas war could result in supply problems and market disruptions for companies engaged in power generation.

Sector Risk. The Australia/New Zealand Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Australia/New Zealand Fund. This may increase the risk of loss associated with an investment in the Australia/New Zealand Fund and increase the volatility of the Australia/New Zealand Fund’s net asset value per share.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Stock Market Risk. The Australia/New Zealand Fund’s investments will fluctuate in price. This means that the Australia/New Zealand Fund’s share price will go up and down, and Australia/New Zealand Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Australia/New Zealand Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

FUND’S PAST PERFORMANCE

The bar chart and performance table that follows illustrate the variability of the Australia/New Zealand Fund’s returns. The Australia/New Zealand Fund’s past performance (before and after taxes) does not necessarily indicate how the Australia/New Zealand Fund will perform in the future. The information provides some indication of the risks of investing in the Australia/New Zealand Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Australia/New Zealand Fund’s website at www.commonwealthfunds.com.

AUSTRALIA/NEW ZEALAND FUND

Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:

Best Quarter	27.77%,	2nd Quarter, 2020
Worst Quarter	(32.89)%,	1st Quarter, 2020

Average Annual Total Returns for Periods Ended December 31, 2025

	1 Year	5 Years	10 Years
Australia/New Zealand Fund
Return Before Taxes	20.36%	(2.56)%	3.86%
Return After Taxes on Distributions	20.21%	(2.95)%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	12.16%	(1.86)%	3.32%
MSCI ACWI ex USA Index[1] (reflects no deduction for fees, expenses or taxes)	32.38%	7.91%	8.41%
NZX 50 Index (reflects no deduction for fees, expenses or taxes)	6.35%	(3.69)%	6.07%
Australian All Ordinaries Index (reflects no deduction for fees, expenses or taxes)	20.51%	7.96%	9.88%

[1]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI ex USA Index due to new regulatory requirements for broad-based securities index comparison. The Australia/New Zealand Fund does not intend to deliver similar risk characteristics to the MSCI ACWI ex USA Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

FCA Corp is the investment adviser to the Australia/New Zealand Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Australia/New Zealand Fund since 1991.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Australia/New Zealand Fund since 2002.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 44 of this Prospectus.

Africa Fund (CAFRX)

Investment Objective

The investment objective of the Africa Fund (the “Africa Fund”) is to provide long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Africa Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses	2.76%
Total Annual Fund Operating Expenses	3.76%
Fee Reduction and/or Expense Reimbursement[2]	(2.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement	1.75%

1	The Africa Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2027.
2	FCA Corp, the Africa Fund’s investment adviser (“FCA Corp” or the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Africa Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2027. FCA Corp may recoup from the Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Africa Fund to exceed the expense limitation in place at the time the fee was reduced and/or expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.

Example:

The following example is intended to help you compare the cost of investing in the Africa Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Africa Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the expense reduction/reimbursement remains in place for the contractual period only, and that the Africa Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$964	$1,770	$3,873

Portfolio Turnover

The Africa Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Africa Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Africa Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Africa Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Africa Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, African issuers that are tied economically to Africa. The Africa Fund considers an issuer to be an African issuer and thus tied economically to Africa if: (1) the issuer is organized under the laws of a country in Africa; (2) the securities of the issuer are listed on a stock exchange(s) in a country in Africa, regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in countries in Africa; or (4) the securities are issued or guaranteed by government entities of African countries. The Africa Fund invests primarily in debt and equity securities of African issuers. The Africa Fund may also consider an issuer to be an African issuer if it issues securities denominated in a local currency of a country located on the continent of Africa. The Africa Fund’s equity investments may include common and preferred stock and securities convertible into common stock. The Africa Fund’s investments may include issuers of any market capitalization. In addition, the Africa Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests may be U.S. dollar-denominated or denominated in a foreign currency.

The Africa Fund may emphasize investments in the Sub-Saharan countries of Africa, although the Africa Fund may invest in securities of issuers located in any country in Africa. The Africa Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”). The Africa Fund may invest in emerging market countries in Africa as well as those emerging market countries that are considered “frontier countries” - meaning that they have less developed capital markets and economies than typically seen in traditional emerging markets. The Africa Fund may invest in companies that focus on natural resources production, refining and development.

The Africa Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security. The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Africa Fund may also engage in borrowing for cash management purposes. The Africa Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Africa Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Africa Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Africa Fund, or in the course of adjusting the Africa Fund’s emphasis(es) on a given region(s) or sector(s). The Africa Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Principal Risks

An investment in the Africa Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Africa Fund’s net asset value and, therefore, may increase the volatility of the Africa Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Africa Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Africa Fund.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Africa Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Africa Fund may incur costs in connection with conversions between various currencies.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Africa Fund’s investments in fixed income securities denominated in a foreign currency. It may not be possible for the Fund to effectively hedge the currency risks of many developing countries. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Africa Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Africa Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Emerging Markets Risk. To the extent that the Africa Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Africa and Risks Associated with Natural Resources and Commodity Investments.

Foreign Securities Risk. Foreign securities risks to which the Africa Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Africa Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Africa Fund to liquidate positions. This in turn may cause delays in the Africa Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Africa Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Africa Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Africa Fund. Additionally, the Africa Fund’s direct operations could negatively impact the Africa Fund’s performance. For instance, because the Africa Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses. To the extent the Africa Fund’s assets are not increased and the Africa Fund’s expense ratios are not decreased, the Africa Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Risks Associated with Africa. The Africa Fund, by focusing its investments on issuers located in African countries, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities that impact countries in Africa, and in particular, the Sub-Saharan countries, could impact the Africa Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. Changes in economies, tax policies, high inflation rates, governmental instability, war or other political or economic factors may have an adverse effect on the Africa Fund’s investments. The Africa Fund is highly dependent on the state of the economies of countries throughout Africa and, in particular Sub-Saharan countries. Some markets of the countries in Africa in which the Africa Fund will invest are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions than developed markets. Certain governments in countries in Africa restrict or control to varying degrees the ability of foreign investors to invest in those countries. These restrictions may prevent or limit investments in securities of issuers located or operating in African countries. Less information may be available about companies in which the Africa Fund invests because many companies that are tied economically to Africa are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices required of U.S. companies. Investment in securities of African issuers involves risks not typically associated with investments in securities of issuers in developed countries. Emerging market countries within Africa may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A sub-set of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Any particular country in Africa may be subject to the foregoing risks in greater or lesser degrees relative to other countries in Africa, and as a result, circumstances that may positively affect a country in Africa in which the Africa Fund is not invested may not have a corresponding positive effect on other countries in Africa in which the Africa Fund is invested.

Risks Associated with Investments in Other Investment Companies. The Africa Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Africa Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Africa Fund will incur higher expenses, many of which may be duplicative. In addition, the Africa Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Africa Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Risks Associated with Natural Resources and Commodity Investments. Should the Africa Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Africa Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Sector Risk. The Africa Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Africa Fund. This may increase the risk of loss associated with an investment in the Africa Fund and increase the volatility of the Africa Fund’s net asset value per share.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Stock Market Risk. The Africa Fund’s investments will fluctuate in price. This means that the Africa Fund’s share price will go up and down, and Africa Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Africa Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

FUND’S PAST PERFORMANCE

The bar chart and performance table that follows illustrate the variability of the Africa Fund’s returns. The Africa Fund’s past performance (before and after taxes) does not necessarily indicate how the Africa Fund will perform in the future. The information provides some indication of the risks of investing in the Africa Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Africa Fund’s website at www.commonwealthfunds.com.

AFRICA FUND

Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:

Best Quarter	25.49%,	4th Quarter, 2020
Worst Quarter	(44.09)%,	1st Quarter, 2020

Average Annual Total Returns for Periods Ended December 31, 2025

	1 Year	5 Years	10 Years
Africa Fund
Return Before Taxes	51.42%	12.38%	7.41%
Return After Taxes on Distributions	49.70%	11.57%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	31.08%	9.66%	5.95%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	33.57%	4.20%	8.42%
Dow Jones Africa Titans 50 Index (reflects no deduction for fees, expenses or taxes)	79.76%	11.22%	8.85%

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

FCA Corp is the investment adviser to the Africa Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Africa Fund since its inception.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Africa Fund since its inception.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 44 of this Prospectus.

Commonwealth Japan Fund (CNJFX)

Investment Objective

The investment objective of the Commonwealth Japan Fund (the “Japan Fund”) is to provide long-term capital appreciation and current income.

Fees and Expenses of the Japan Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Japan Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses	2.36%
Total Annual Fund Operating Expenses	3.36%
Fee Reduction and/or Expense Reimbursement[2]	(1.61)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement	1.75%

1	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Japan Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2027.
2	FCA Corp, the Japan Fund’s investment adviser (“FCA Corp” or the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2027. FCA Corp may recoup from the Japan Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.

Example:

The following example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Japan Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the expense reduction/reimbursement remains in place for the contractual period only, and that the Japan Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$883	$1,612	$3,540

Portfolio Turnover

The Japan Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Japan Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Japan Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Japan Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Japan Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Japanese issuers that are tied economically to Japan. The Japan Fund considers an issuer to be a Japanese issuer and thus tied economically to Japan if: (1) the issuer is organized under Japan’s law; (2) the securities of the issuer are listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Japan; or (4) the securities are issued by government entities of Japan. The Japan Fund invests primarily in debt and equity securities of Japanese issuers. The Japan Fund may also consider an issuer to be a Japanese issuer if it issues securities denominated in the Japanese Yen. The Japan Fund’s equity investments may include common and preferred stock and securities convertible into common stock. The Japan Fund’s investments may include issuers of any market capitalization. In addition, the Japan Fund may purchase ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Japan Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets.

GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated. The Japan Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”).

The Japan Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security. The Japan Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Japan Fund may also engage in borrowing for cash management purposes. The Japan Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Japan Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Japan Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Japan Fund, or in the course of adjusting the Japan Fund’s emphasis(es) on a given sector(s). The Japan Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Principal Risks

An investment in the Japan Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Japan Fund’s net asset value and, therefore, may increase the volatility of the Japan Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Japan Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Japan Fund.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Japan Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Japan Fund may incur costs in connection with conversions between various currencies.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Japan Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Japan Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Japan Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk. Foreign securities risks to which the Japan Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions. This in turn may cause delays in the Japan Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Japan Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Japan Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Japan Fund. Additionally, the Japan Fund’s direct operations could negatively impact the Fund’s performance. For instance, because the Japan Fund’s asset base may be considered small relative to other mutual funds, the Japan Fund will operate with correspondingly higher total annual operating expenses. To the extent the Japan Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Japan Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Risks Associated with Investments in Other Investment Companies. The Japan Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Japan Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Japan Fund will incur higher expenses, many of which may be duplicative. In addition, the Japan Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Japan Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Risks Associated with Japan. The Japan Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed. For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.

Sector Risk. The Japan Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Japan Fund. This may increase the risk of loss associated with an investment in the Japan Fund and increase the volatility of the Japan Fund’s net asset value per share.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Stock Market Risk. The Japan Fund’s investments will fluctuate in price. This means that the Japan Fund’s share price will go up and down, and Japan Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Japan Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

FUND’S PAST PERFORMANCE

The bar chart and performance table that follows illustrate the variability of the Japan Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Japan Fund’s website at www.commonwealthfunds.com.

JAPAN FUND

Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:

Best Quarter	13.14%,	4th Quarter, 2020
Worst Quarter	(17.97)%,	1st Quarter, 2020

Average Annual Total Returns for Periods Ended December 31, 2025

	1 Year	5 Years	10 Years
Japan Fund
Return Before Taxes	18.24%	(0.04)%	3.31%
Return After Taxes on Distributions	18.20%	(0.14)%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	11.33%	0.13%	2.69%
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)	26.10%	7.07%	7.94%

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

FCA Corp is the investment adviser to the Japan Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Japan Fund since 1997.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Japan Fund since 2002.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 44 of this Prospectus.

Commonwealth Global Fund (CNGLX)

Investment Objective

The investment objective of the Commonwealth Global Fund (the “Global Fund”) is to provide long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Global Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses	1.58%
Total Annual Fund Operating Expenses	2.58%

1	The Global Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Global Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2027.

Example:

The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$261	$802	$1,370	$2,915

Portfolio Turnover

The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Global Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Global Fund invests primarily in U.S. and foreign equity securities (including common and preferred stock and securities convertible into common stock) and in debt securities. The Global Fund’s investments may include issuers of any market capitalization. Although the Global Fund can invest in companies from any country, it generally focuses on established companies in countries with developed economies. The Global Fund may invest in securities denominated in any currency. In addition to buying equity and debt securities, the Global Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)). ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated.

Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers. The Global Fund considers an issuer to be a foreign issuer if: (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are listed on stock exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued or guaranteed by government entities other than the United States. The Global Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”). The Global Fund may invest in emerging market countries. The Global Fund may invest in companies that focus on natural resources production, refining and development.

The Global Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s, the Global Fund’s investment adviser (“FCA Corp” or the “Adviser”), analysis of the risk of the debt security versus the price and return of such debt security. The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Global Fund may also engage in borrowing for cash management purposes. The Global Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Japan Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp will attempt whenever possible to: (i) diversify among companies, industries, and without restriction to any particular region such as Asia or Europe or any particular country such as the United States or Japan; (ii) focus on companies with reasonable valuations; and (iii) generally focus on countries with developed economies. FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Global Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Global Fund, or in the course of adjusting the Global Fund’s emphasis(es) on a given country(ies) or sector(s). The Global Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Principal Risks

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Borrowing Risk. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the Global Fund’s net asset value and, therefore, may increase the volatility of the Global Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Global Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Global Fund.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Global Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Global Fund may incur costs in connection with conversions between various currencies.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Global Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Global Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Emerging Markets Risk. To the extent that the Global Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Natural Resources and Commodity Investments.

Foreign Securities Risk. Foreign securities risks to which the Global Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Global Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Global Fund to liquidate positions. This in turn may cause delays in the Global Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Global Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Global Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Global Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the

Global Fund. Additionally, the Global Fund’s direct operations could negatively impact the Global Fund’s performance. For instance, because the Global Fund’s asset base may be considered small relative to other mutual funds, the Global Fund will operate with correspondingly higher total annual operating expenses. To the extent the Global Fund’s assets are not increased and the Global Fund’s expense ratios are not decreased, the Global Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Risks Associated with Investments in Other Investment Companies. The Global Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Global Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Global Fund will incur higher expenses, many of which may be duplicative. In addition, the Global Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Global Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Risks Associated with Natural Resources and Commodity Investments. Should the Global Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Global Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Sector Risk. The Global Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Global Fund. This may increase the risk of loss associated with an investment in the Global Fund and increase the volatility of the Global Fund’s net asset value per share.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Stock Market Risk. The Global Fund’s investments will fluctuate in price. This means that the Global Fund’s share price will go up and down, and Global Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Global Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

FUND’S PAST PERFORMANCE

The bar chart and performance table that follows illustrate the variability of the Global Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Global Fund will perform in the future. The information provides some indication of the risks of investing in the Global Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Global Fund’s website at www.commonwealthfunds.com.

GLOBAL FUND

Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:

Best Quarter	16.64%,	2nd Quarter, 2020
Worst Quarter	(22.45)%,	1st Quarter, 2020

Average Annual Total Returns for Periods Ended December 31, 2025

	1 Year	5 Years	10 Years
Global Fund
Return Before Taxes	6.46%	3.16%	5.70%
Return After Taxes on Distributions	5.60%	2.79%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	4.45%	2.43%	4.53%
MSCI ACWI Net Index[1] (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

[1]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI Net Index due to new regulatory requirements for broad-based securities index comparison. The Global Fund does not intend to deliver similar risk characteristics to the MSCI ACWI Net Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

FCA Corp is the investment adviser to the Global Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Global Fund since 2002.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Global Fund since 2002.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 44 of this Prospectus.

Commonwealth Real Estate Securities Fund (CNREX)

Investment Objective

The investment objective of the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) is to provide long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Real Estate Securities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses	1.63%
Total Annual Fund Operating Expenses	2.63%

1	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Real Estate Securities Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2026.

Example

The following example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Real Estate Securities Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$266	$817	$1,395	$2,964

Portfolio Turnover

The Real Estate Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Securities Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Securities Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Real Estate Securities Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its net assets in real estate securities. Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market). The Real Estate Securities Fund invests primarily in equity securities (including common stock and preferred stock and securities convertible into common stock) as well as in the debt securities of companies in real estate industries, which may include commercial and/or residential real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries. The Real Estate Securities Fund may invest in securities denominated in any currency. The Real Estate Securities Fund’s investments may include issuers of any market capitalization. In addition to buying equity and debt securities, the Real Estate Securities Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)). ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Real Estate Securities Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”). The Real Estate Securities Fund may invest in emerging market countries.

The Real Estate Securities Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s, the Real Estate Securities Fund’s investment adviser (“FCA Corp” or the “Adviser”), analysis of the risk of the debt security versus the price and return of such debt security. The Real Estate Securities Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Real Estate Securities Fund may also engage in borrowing for cash management purposes. The Real Estate Securities Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Real Estate Securities Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Real Estate Securities Fund, or in the course of adjusting the Real Estate Securities Fund’s emphasis(es) on a given sector(s). The Real Estate Securities Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Principal Risks

An investment in the Real Estate Securities Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Real Estate Securities Fund’s net asset value and, therefore, may increase the volatility of the Real Estate Securities Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Real Estate Securities Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Real Estate Securities Fund.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Real Estate Securities Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Real Estate Securities Fund may incur costs in connection with conversions between various currencies.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Real Estate Securities Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Real Estate Securities Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Emerging Markets Risk. To the extent that the Real Estate Securities Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Natural Resources and Commodity Investments.

Foreign Securities Risk. Foreign securities risks to which the Real Estate Securities Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Real Estate Securities Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Real Estate Securities Fund to liquidate positions. This in turn may cause delays in the Real Estate Securities Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Real Estate Securities Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Real Estate Securities Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Real Estate Securities Fund. Additionally, the Real Estate Securities Fund’s direct operations could negatively impact the Fund’s performance. For instance, because the Real Estate Securities Fund’s asset base may be considered small relative to other mutual funds, the Real Estate Securities Fund will operate with correspondingly higher total annual operating expenses. To the extent the Real Estate Securities Fund’s assets are not increased and the Real Estate Securities Fund’s expense ratios are not decreased, the Real Estate Securities Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Risks Associated with Investments in Other Investment Companies. The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Real Estate Securities Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Real Estate Securities Fund will incur higher expenses, many of which may be duplicative. In addition, the Real Estate Securities Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Real Estate Securities Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Risks Associated with Real Estate Investment Trusts. The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund. The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Stock Market Risk. The Real Estate Securities Fund’s investments will fluctuate in price. This means that the Real Estate Securities Fund’s share price will go up and down, and Real Estate Securities Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Real Estate Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

FUND’S PAST PERFORMANCE

The bar chart and performance table that follows illustrate the variability of the Real Estate Securities Fund’s returns. The Real Estate Securities Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Securities Fund will perform in the future. The information provides some indication of the risks of investing in the Real Estate Securities Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Real Estate Securities Fund’s website at www.commonwealthfunds.com.

REAL ESTATE SECURITIES FUND

Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:

Best Quarter	20.34%,	4th Quarter, 2023
Worst Quarter	(30.22)%,	1st Quarter, 2020

Average Annual Total Returns for the Period Ended December 31, 2025

	1 Year	5 Years	10 Years
Real Estate Securities Fund
Return Before Taxes	(2.53)%	5.42%	5.51%
Return After Taxes on Distributions	(3.23)%	5.12%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares	(0.99)%	4.23%	4.41%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	2.94%	6.58%	5.71%

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

FCA Corp is the investment adviser to the Real Estate Securities Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Real Estate Securities Fund since 2002.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Real Estate Securities Fund since 2002.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 44 of this Prospectus.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

AFRICA FUND

COMMONWEALTH JAPAN FUND

COMMONWEALTH GLOBAL FUND

COMMONWEALTH REAL ESTATE SECURITIES FUND

INFORMATION RELEVANT TO ALL FUNDS

Purchase and Sale of Fund Shares

Minimum Initial Investment Requirement

$200

Minimum Additional Investment Requirement

None

You may purchase, redeem (sell) or exchange your shares of a Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request to Commonwealth International Series Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, by overnight mail to c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, by telephone at 1-888-345-1898 or through your financial intermediary. Please refer to “Buying and Selling Shares” in this prospectus for additional information.

Tax Information

A Fund’s distributions are generally taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or you are a tax-exempt investor. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Principal Objectives and Investment Strategies

The investment objective of each series portfolio of the Trust – the Australia/New Zealand Fund; the Africa Fund; the Japan Fund; the Global Fund; and the Real Estate Securities Fund – is to provide long-term capital appreciation and current income.

Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country (or countries for the Africa Fund and the Australia/New Zealand Fund) or asset class specified in its name (i.e. Japan, Africa, Australia/New Zealand or real estate securities). “Assets” means net assets, plus the amount of borrowings for investment purposes. The 80% investment will be comprised of securities of issuers organized under the particular country’s (or countries for the Africa Fund and the Australia/New Zealand Fund) law (i.e., Japan, Africa, Australia or New Zealand); issuers that are listed on the particular country’s or countries’ stock exchanges (i.e., Japan, Africa, Australia or New Zealand) regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in the particular country (or countries for the Africa Fund) (i.e., Japan, Africa, Australia or New Zealand); and issues of government entities of the particular country or countries (i.e., Japan, Africa, Australia or New Zealand). Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market). Each Fund’s 80% investment strategy (other than the Global Fund) can be changed without shareholder approval. Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers. Shareholders will be given 60 days advance notice if any Fund decides to change its strategy.

In addition to buying equity and debt securities, the Funds may invest in sponsored and un-sponsored depositary receipts related to the designated securities. Depositary receipts are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States. Depositary receipts, in which the Funds may invest, are receipts for foreign-based corporations traded in capital markets around the world that are not U.S. dollar denominated. Although depositary receipts provide a convenient means to invest in non-U.S. securities, these investments involve risks generally similar to investments directly in foreign securities. Further discussion about these risks can be found below under the section “The Funds’ Principal Risks.” Depositary receipts may, or may not, be sponsored by the issuer. There are certain risks and costs associated with investments in un-sponsored depositary receipt programs. Because the issuer is not involved in establishing the program (such programs are often initiated by broker-dealers), the underlying agreement for payment and service is between the depository and the shareholders. Expenses related to the issuance, cancellation and transfer of the depositary receipts, as well as costs of custody and dividend payment services may be passed through, in whole or in part, to shareholders. The availability of regular reports regarding the issuer is also a risk as they may not as readily be available in a timely fashion for review by the Funds’ investment adviser, FCA Corp.

Investments in debt securities may include obligations of governmental issuers, as well as obligations of companies regardless of credit quality, including those below investment-grade as determined by NRSROs or if unrated, as determined by FCA Corp (i.e., junk bonds). The Funds may invest in commercial paper without regard to credit quality. The credit quality of a security is assessed prior to the time of purchase. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be downgraded, or in the case of a security that is unrated, FCA Corp may determine that the credit quality of the security since its original purchase has deteriorated.

In seeking to reduce downside risk, FCA Corp will attempt whenever possible to: (i) diversify among companies, industries, and as to the Global Fund without restriction to any particular region such as Asia or Europe or any particular country such as the United States or Japan; (ii) focus on companies with reasonable valuations; and (iii) as to the Global Fund, generally focus on countries with developed economies. FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Funds, or in the course of adjusting one or more of the Fund’s emphasis(es) on a given country(ies) or sector(s).

Each Fund generally invests in equity securities, without regard to capitalization, with the view to hold them long-term and debt securities to hold to maturity.

A particular Fund may experience higher or lower portfolio turnover ratios in certain years. Factors influencing portfolio turnover include, but are not limited to the following: rebalancing portfolio securities to take advantage of long-term opportunities and/or to reallocate between fixed income and equity securities; investing new Fund subscriptions, Fund income or security sales proceeds; and/or selling securities to cover shareholder redemptions. As portfolio turnover may involve paying brokerage commissions and other transactions costs, there could be additional expenses for such Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. Any distributions resulting from such gains will be subject to ordinary income tax rates for U.S. federal income tax purposes. See the “Financial Highlights” section of this Prospectus for the Funds’ portfolio turnover rates for prior periods.

Each Fund may, for the purposes of generating additional income, lend its portfolio securities to broker/dealers and other institutional investors.

The Funds may also engage in borrowing for cash management purposes. The Funds may borrow to the maximum extent permitted by applicable law, which generally means that the Funds may borrow up to one-third of their respective total assets.

As a non-principal investment strategy, each Fund may invest in certain derivatives. Each Fund is a limited derivatives user in accordance with Rule 18f-4 under the 1940 Act and the Funds’ derivatives policy. The Funds may engage in options and foreign currency forward transactions, which are sometimes referred to as derivative transactions. The derivative transactions that the Funds may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. The Funds also may purchase or sell (write) index foreign currency forward contracts or options on such contracts. The Funds may use derivatives in various ways, including as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. Under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Funds may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Funds may also use derivatives for leverage, to manage cash and to generate premium income.

Australia/New Zealand Fund

The Australia/New Zealand Fund invests primarily in equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities denominated in one of those countries’ currencies and securities of Australian/New Zealand issuers. Australian/New Zealand issuers include: issuers that are organized under Australian or New Zealand law; issuers that are listed on the Australian and/or New Zealand stock exchanges regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Australia and/or New Zealand; and Australian and/or New Zealand government entities. The Australia/New Zealand Fund may also consider an issuer to be an Australian or New Zealand issuer if it issues securities denominated in the local currency of either Australia or New Zealand.

Africa Fund

The Africa Fund invests primarily in equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities denominated in African currencies and securities of African issuers. African issuers include: issuers that are organized under the laws of a country located on the continent of Africa; issuers that are listed on a stock exchange of a country located in Africa regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in one or more countries in Africa; and government entities of countries located in Africa. The Africa Fund may also consider an issuer to be an African issuer if its issues securities denominated in a local currency of a country located on the continent of Africa.

Japan Fund

The Japan Fund invests primarily in equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities denominated in Yen and securities of Japanese issuers. Japanese issuers include issuers that are organized under Japanese law; issuers that are listed on one of more of the Japanese stock exchanges, regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Japan; and Japanese government entities. The Japan Fund may also consider an issuer to be a Japanese issuer if it issues securities denominated in the Japanese Yen. The Japan Fund may invest in companies that focus on natural resources production, refining and development.

Global Fund

The Global Fund invests primarily in U.S. and foreign equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities. Although the Fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies.

Real Estate Securities Fund

The Real Estate Securities Fund invests primarily in equity securities, without regard to capitalization, including common stock and preferred stock and securities convertible into common stock, and debt securities of companies in real estate industries, which may include commercial and residential REITs, publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries. The Real Estate Securities Fund may invest in companies that focus on natural resources production, refining and development.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

Borrowing Risk (Each Fund): Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in a Fund’s net asset value and, therefore, may increase the volatility of that Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce a Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Funds.

Currency Risk (Each Fund): Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Funds may try to hedge these risks by investing in foreign currencies and in currency-related derivatives, such as currency futures contracts, forward foreign currency exchange contracts, options thereon, or any combination thereof, but there can be no assurance that such strategies will be effective. Currency-related derivatives typically involve the use of leverage and, as a result, a small investment in such instruments could have a potentially large impact on the Fund’s performance. Such instruments also may be subject to the risks noted below under “Derivatives Risk.”

Cyber Security Risks (Each Fund): The Adviser and the Funds’ service providers’ use of the internet, technology and information systems may expose the Funds to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of a Fund’s net asset value (“NAV”) or data; access by an unauthorized party to proprietary information or Fund assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which each invests or with which each does business.

Debt Securities Risk (Each Fund): Investments in debt and/or fixed income securities also contain risk factors. The value of these securities tends to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Funds may invest in various rated investment-grade securities, including securities rated below investment-grade (“junk bond”), and they may invest in debt securities that are of comparable quality that are not rated. The Funds could lose money or experience a lower rate of return if they hold junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Emerging Markets Risk (Africa Fund, Global Fund and Real Estate Securities Fund): To the extent that a Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. A Fund may invest in countries which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies. In addition, companies in the materials and/or natural resources sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors. Also, companies in the materials and/or natural resources sector are at risk of liability for environmental damage and product liability claims.

Foreign Securities Risk (Each Fund): The risks associated with foreign issuers are different from the risks associated with securities of U.S. issuers. Foreign securities risks to which the Funds will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Funds may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in these markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions. This, in turn, may cause delays in a Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities.

Operational Risk (Each Fund): The ability of a Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement a Fund’s strategy effectively and efficiently. Any of these factors could negatively affect the performance of a Fund. Additionally, a Fund’s direct operations could negatively impact its performance. For instance, because a Fund’s asset base may be considered small relative to other mutual funds, the Fund may operate with correspondingly higher total annual operating expenses. To the extent a Fund’s assets are not increased and its expense ratio is not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds with lower expense ratios.

Power Generation Companies’ Risk (Australia/New Zealand Fund): Issuers of securities of power generation companies may be adversely impacted by the following factors: changes in the levels and volatility of global energy prices, global supply and demand, and capital expenditures on the exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this industry may be subject to substantial government regulation which may increase the cost of doing business and limit earnings. A significant portion of a power generation company’s revenue may come from a relatively small number of customers, including governmental entities and utilities. Power companies may operate or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Power generation companies may also be significantly impacted by the supply of, and demand for, specific products, such as electricity, oil and natural gas, and services, exploration and production spending, government subsidization, world events and general economic conditions in certain countries or regions. Acts of war or terrorism, such as the Russia-Ukraine war and the Israeli-Hamas war could result in supply problems and market disruptions for companies engaged in power generation.

Risks Associated with Investments in Certain Regions (Each Fund): The Africa Fund, the Australia/New Zealand Fund, and the Japan Fund, by focusing their investments on African issuers, Australian and New Zealand issuers, and Japan issuers, respectively, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities that impact a specific country (such as African countries, Australia and/or New Zealand, and Japan), but that do not impact the broader Pacific-rim region (for the Australia/New Zealand and Japan Fund), could impact a Fund to a larger degree than other mutual funds that invest in securities of issuers in a broader geographical area.

Risks Associated with Investments in Other Investment Companies (Each Fund): Each of the Funds may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When a Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company or ETF. Therefore, a Fund will incur higher expenses, many of which may be duplicative. In addition, a Fund’s performance will be affected by the performance of the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest.

ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) ETF’s shares may trade at a market price above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks Associated with Natural Resources and Commodity Investments (Each Fund): Should a Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Fund.

Risks Associated with Real Estate Investment Trusts (Real Estate Securities Fund): The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Code. The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund. Because the Real Estate Securities Fund may invest in real estate related industries, the Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Finally, investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Sector Risk (Australia/New Zealand Fund, Africa Fund, Japan Fund and Global Fund): Each Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in each Fund and increase the volatility of the Fund’s net asset value per share.

Small Capitalization Risk (Each Fund): Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies. As a result, stocks of small capitalization companies may decline significantly in market downturns. These securities may be traded over-the-counter or listed on an exchange.

Stock Market Risk (Each Fund): Each Fund’s investments will fluctuate in price. This means that the Funds’ share prices will go up and down, and Fund shareholders can lose money. From time to time, each Fund’s performance may be better or worse than funds with similar investment policies. Because of their specialized nature (foreign securities or real estate securities), each Fund should be considered a part of an overall investment program and not as a balanced investment program. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate — at times dramatically — in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. Stock prices may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector.

The Funds are subject to the risk that geopolitical and other events may disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of a Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Funds’ investments, even beyond any direct exposure the Funds may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this section. Most recently, Hamas militants launched a brutal terror attack against southern Israel on October 7, 2023, and, in response, Israel declared war on Hamas and Israeli Defense Forces invaded the Gaza Strip. Actual hostilities, such as the Israel-Hamas war, or the threat of future hostilities in the broader Middle East region may cause significant volatility and disruption to the securities markets, and adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future.

Securities markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this section will likely increase. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. and other countries at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. and global economies, decrease the value of Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds.

War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of each Fund’s investments.

Widespread disease, including pandemics and epidemics, may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that was declared a public health emergency of international concern beginning in January 2020 and ending in May 2023 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets.

Transportation Operating Companies Risk (Australia/New Zealand Fund): Transportation operations companies are subject to risks associated with fleet integrity and safety and driver safety and retention. These are subject to external influences, particularly weather events, natural disasters, traffic, and road conditions. Transportation companies also are subject to risks such as business disruptions, including accidents, losses of cargo or supply chain disruption.

Newer risks facing the transportation industry include advancing technology, cyber-security risk, and market fluctuations created by international trade disputes. Additionally, potentially worsening driver shortage, regulatory compliance and infrastructure problems may be risk factors for transportation operations companies.

Other Investment Risks

Derivatives Risk (Each Fund): The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If a Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

See also “Risk Factors,” and “Investment Policies,” and “Investment Restrictions” discussed in the Statement of Additional Information (“SAI”) that is incorporated herein by reference and made a part hereof.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

GENERAL INFORMATION

General

The Funds have authority, but it is not a principal investment strategy, to invest in money market instruments of U.S. or foreign issuers. They may invest in instruments issued or backed by U.S. or foreign banks or savings associations. Under normal market conditions, the Funds may invest up to 5% of their assets in interest-bearing savings deposits of commercial or savings banks. For temporary defensive purposes under unusual market conditions, the Funds may invest in these instruments without limit, which can cause the Funds to fail to meet their investment objectives during such periods and lose benefits when markets begin to improve. The Funds may also lend their portfolio securities in an amount up to 5% of their net assets. These loans will be fully collateralized at all times. The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts to hedge against fluctuations in exchange rates between the U.S. and foreign currencies.

The Funds’ Investment Adviser

The Funds’ investment adviser, FCA Corp, which is registered with the SEC as an investment adviser, is located at 791 Town & Country Blvd., Suite 250, Houston, Texas 77024. FCA Corp acts as investment adviser to all five Funds, as well as to other entities focusing on real estate and other investment related activities and carries on other financial planning and investment advisory activities for its clients. FCA Corp manages each Fund’s portfolio investments and places orders for Fund portfolio transactions. For its services, it receives advisory fees from each Fund that are based on 0.75% of each Fund’s average net assets.

FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total annual operating expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the respective Fund’s average daily net assets. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2027. FCA Corp may recoup any waived fees and reimbursed expenses from the respective Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the expense limitation in place at the time the fee was waived and/or expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense. A discussion regarding the basis of the Board’s renewal of the Investment Advisory Agreement with FCA Corp and each of the Funds is available in the Funds’ Semi-Annual Report to shareholders for the period ended April 30, 2025.

For the fiscal year ended October 31, 2025, the Advisor received an aggregate fee for investment advisory services performed, expressed as a percentage of average net assets as follows:

Fund	Aggregate Advisory Fee Received for the Fiscal Year Ended October 31, 2025 (as a percentage of average net assets)
Australia/New Zealand Fund	0.75%
Africa Fund	0.00%
Japan Fund	0.00%
Global Fund	0.75%
Real Estate Securities Fund	0.75%

As of October 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts indicated below.

	Africa Fund	Japan Fund
Recoverable Through
October 31, 2026	$80,585	$94,303
October 31, 2027	$81,485	$93,739
October 31, 2028	$88,793	$103,227

The renewal for an additional one year period of the Investment Advisory Agreements between the Trust and FCA Corp with respect to each Fund was approved by the

Board, including a majority of Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act, or interested parties to the agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at a meeting held on March 21, 2025. A discussion of the factors that the Board considered in approving the renewal of the Investment Advisory Agreements with FCA Corp is included in the Funds’ Form N-CSRS filing for the fiscal period ended April 30, 2025.

The Funds’ Portfolio Managers

ROBERT W. SCHARAR, Lead Portfolio Manager

Mr. Scharar is primarily responsible for the management of the portfolios for the Australia/New Zealand Fund, the Africa Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund. Mr. Scharar is CEO, Founder and a Director of FCA Corp, based in Houston, Texas, and has primarily worked in this capacity since 1975 (including its predecessor firm). He received his AA degree from Polk Community College in 1968 and his BS in Accounting from the University of Florida in 1970. He received his MBA and JD from Northeastern University in 1971 and 1974, respectively; and an LLM in Taxation from Boston University Law School in 1979. Mr. Scharar is a member of the Florida and Massachusetts Bars and is a Certified Public Accountant (Florida). Mr. Scharar is a director and past president of the American Association of Attorney-CPAs. He is a director, manager, and/or officer of the following entities: BHL, PLC, NICO Capital Corp, Africap, LLC, NICO Holdings, Ltd. (Malawi), First Commonwealth Holdings Corporation, First Commonwealth Mortgage Trust, Holly Mortgage Trust, subsidiary companies at some of the above, and other closely held FCA advised entities and non-FCA related entities.

WESLEY YUHNKE, Assistant Portfolio Manager

Mr. Yuhnke is the Assistant Portfolio Manager for the Australia/New Zealand Fund, the Africa Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund. Mr. Yuhnke joined FCA Corp in May 2002 and was appointed Assistant Portfolio Manager in August 2002. Prior to joining FCA Corp, he attended Stephen F. Austin State University where he received his BBA in Finance. While there he was the recipient of the A.G. Edwards Portfolio Management Award. Mr. Yuhnke earned his MBA with emphasis in Finance from Texas Tech University. He currently serves in a dual role as an Assistant Portfolio Manager to the Funds and Chief Investment Officer of FCA Corp.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers and each Portfolio Managers’ ownership of the shares of the Funds.

Transactions with Affiliates

FCA Corp and the Trust have policies and procedures in place that regulate the activities of each in situations where conflicts of interest could be detrimental to a Fund or its shareholders. The Board reviews reports provided quarterly on these matters to confirm that the Funds are in compliance with these policies and procedures regarding these activities and relevant SEC regulations.

Privacy and Cybersecurity

As technology transforms the way information is collected and distributed, the Funds have implemented a number of practices for safeguarding the privacy and security of financial information relating to the Funds’ shareholders. The Funds employ safeguards to protect customer information and to prevent fraud.

BUYING AND SELLING SHARES

How the Funds Value Their Shares

The net asset value (“NAV”) of each Fund is determined once daily, normally at the close of business of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time (“ET”), and reflects the fair value of the Fund’s aggregate assets less its liabilities. The Funds are open for business on each day that the NYSE is open for trading. The Funds are closed on weekends and on any day the NYSE is closed for trading, including as a result of a holiday or an unscheduled market closure. The Funds may also close early on days when the NYSE closes early. Any order received when the Funds are closed will be treated as received on, and processed on, the next day the NYSE is open for trading. Assets and liabilities denominated in foreign currencies are translated into U.S. currency using an exchange rate obtained from an independent third party. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your Fund shares.

Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to at the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. If a Fund determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in good faith by FCA Corp as the Funds’ Valuation Designee in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, FCA Corp may need to price the security using fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Funds may use pricing services to help determine fair value.

When pricing securities using the fair value guidelines established by the Board of Trustees, FCA Corp seeks to assign the value that represents the amount that a Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. FCA Corp will adjust the fair values assigned to securities in the portfolio, to the extent necessary, as soon as market prices become available. FCA Corp continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in a Fund’s portfolio.

Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models.

With respect to any portion of a Fund’s assets that are invested in one or more open-end investment management companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests. These Funds’ prospectuses explain the circumstances under which these funds may use fair value pricing and the effects of using fair value pricing.

Share Certificates

The Funds will not issue share certificates.

Abusive Trading Policy

Frequent short-term purchases, redemptions or exchanges in Fund shares (“market timing” or “frequent trading activities”) may result in a dilution in the value of Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Funds’ portfolio investments, and may affect the Funds’ cost and performance for other shareholders. Because certain of the Funds invest in foreign securities, they are subject to the risk of market timing or frequent trading activities by investors who are seeking to predict current and future market movements or who believe that trading in those Funds will allow them to take advantage of time differences between the U.S. and some foreign markets. The Funds do not accommodate these frequent purchases and redemptions. The Funds’ Board has adopted policies to discourage such activities and has approved procedures to implement those policies. The Funds seek to monitor trading activity in the Funds’ shares and examine a number of factors to detect trading patterns in Fund shares, including (but not limited to) the frequency, size and/or timing of investors’ transactions in Fund shares. In addition, to further combat market timing the Funds’ Board has adopted a redemption fee on sales of shares held fourteen (14) calendar days or less.

Each Fund reserves the right to reject any purchase or exchange order or to limit, suspend, and/or permanently terminate, the right to purchase or exchange shares or the telephone order privilege from any investor or group of investors for any reason, without prior notice, including, in particular, if the Fund believes the trading activity in the account(s) would be disruptive to the Fund. The Fund, among other factors, may consider the trading history of accounts under common ownership or control in this determination.

The Funds’ policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify investors who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading. However, the Fund has established information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may involve sharing of certain information about you and your account, and will otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

The Funds’ abusive trading policies, including the use of fair value pricing and application of the redemption fee, among other procedures, are intended to discourage such activities, although there can be no assurance that a Fund will eliminate such activities.

Online Account

You may open an account online by visiting our website at www.commonwealthfunds.com and click on the “Open New Account” button to begin the account opening process. By clicking the “Open New Account” button you will be provided with the information necessary to open an online account. If you have any questions, please call the Transfer Agent at 1-888-345-1898. Please see “Online Transactions” for additional information about online account privileges.

Purchasing Fund Shares

You may purchase shares on any “business day.” The Funds are open for business on each day that the NYSE is open for trading. The Funds are closed on weekends and on any day the NYSE is closed for trading, including as a result of a holiday or an unscheduled market closure. The Funds may also close early on days when the NYSE closes early. Any order received when the Funds are closed will be treated as received on, and processed on, the next day the NYSE is open for trading.

The Funds are only available to U.S. investors. All purchases must be in U.S. dollars. Cash equivalents, including, but not limited to, cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), as well as counter checks, starter checks, traveler’s checks, money orders, credit card checks, and payments drawn on non-U.S. financial institutions, will generally not be accepted for the purchase of Fund shares. Automated Clearing House (ACH) transactions are not available for initial purchases unless opening an account online.

By sending your check to the Fund’s transfer agent, please be aware that you are authorizing the transfer agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the transfer agent receives your payment in the amount of your check; no additional amount will be added to your total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the transfer agent cannot post your transaction electronically, you authorize the transfer agent to present an image copy of your check for payment. If your check or electronic payment does not clear, you will be responsible for any loss or expense incurred by the Funds. A $25 fee will be charged to defray bank charges and processing costs associated with the returned payment. The Funds reserve the right to redeem shares from your account to cover any unpaid amounts.

Automated Clearing House (ACH) Purchases

Shareholders may purchase shares of the Funds through the ACH network from a U.S. domestic bank or other U.S. domestic financial institution. All payments must be made in U.S. dollars.

Initial and Subsequent Purchases by ACH

ACH may be used for both initial and subsequent investments. To establish ACH instructions, shareholders must provide the required banking information on the Account Application (or other documentation acceptable to the Fund or its transfer agent).

Bank Account Requirements

The designated bank account must be maintained at a U.S. domestic financial institution. The name(s) and registration on the bank account must exactly match the name(s) and registration on the Fund account. The bank account must be owned and controlled by the shareholder(s). ACH transfers initiated from a third-party bank account will not be accepted.

Redemption Proceeds and Security Procedures

For shareholder protection, the Funds generally will not transmit redemption proceeds electronically to a bank account of record that has been added or changed within the last 30 calendar days. In such cases, redemption proceeds may be paid only if the shareholder either (i) submits a written request with a Medallion Signature Guarantee (“MSG”) (as described in the “Medallion Signature Guarantee” section) or (ii) requests payment by check mailed to the address of record. The Funds or its transfer agent may impose additional verification or security procedures from time to time.

Right to Reject / Good Order

The Funds and their Transfer Agent reserve the right to reject any ACH purchase request that is not received in “good order.” A request is in “good order” when all required information, authorizations, and documentation have been received in proper form and are acceptable to the Funds or their Transfer Agent.

You may use any of the following methods to purchase Fund shares.

Through Financial Intermediaries:

You may place your order through any financial intermediary authorized to take orders for a Fund. Financial intermediaries include broker-dealers; banks; insurance company separate accounts; investment advisers; administrators or trustees of tax-deferred savings plans (“Financial Intermediaries”), such as a 401(k) retirement plan; or a 529 college savings plan that maintains an omnibus account with a Fund for trading on behalf of its customers or participants. If the order is transmitted to the Financial Intermediary by 4:00 p.m. ET, it will be priced at the NAV per share determined on that day. Orders received after 4:00 p.m. by the financial intermediary will receive the NAV per share determined the next day.

In connection with the maintenance of your investment where you have purchase shares through a financial intermediary, the Funds may make payments to such a financial intermediary for the provision of certain administrative services, transaction processing services and/or other shareholder support services. These types of payments may be referred to generally as “networking” and “sub-accounting fees.” Fees for networking support a centralized electronic system through which customer account level activity can be exchanged between the Funds and financial intermediaries. Sub-accounting fees are generally made in circumstances where a financial intermediary maintains an omnibus account with the Fund. You can ask your financial intermediary about any payments it may receive from the Funds, as well as about fees and/or commissions it charges.

Through the Transfer Agent:

You may place orders directly with the Funds by mailing a completed Investment Application with a check or other negotiable bank draft (payable to the applicable Fund) to the Funds at:

By First Class Mail Commonwealth International Series Trust [Name of Fund] c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246	Express Mail or Overnight Deliveries Commonwealth International Series Trust [Name of Fund] c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Remember to make your check for at least $200, the minimum initial investment)

Investing By Wire:

You may purchase shares by wire if you have an account with a commercial bank that is a member of the U.S. Federal Reserve System. The transfer agent does not charge a wire fee but, you should be aware that your bank may charge a fee for this service.

For an initial investment by wire, you must first call 1-888-345-1898 to notify the Fund that you intend to purchase shares by wire and, receive wire instructions. Prior to initiating the wire you need to complete an application and submit it to the transfer agent at the address listed below. The transfer agent will assign you an account number.

Purchase Requests in Good Order:

A purchase request will be considered to be in “good order” only if it includes all of the following:

●	A completed and signed account application (for new accounts).

●	The exact dollar amount of the investment.

●	For existing accounts, the account number and the name(s) exactly as registered on the account.

●	Payment in U.S. dollars, payable to the Funds.

●	Any documentation reasonably required by the Funds or its transfer agent to verify the identity or authority of the purchaser, if applicable.

Requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Funds and their transfer agent are not responsible for delays or losses due to requests that are not received in good order.

By First Class Mail Commonwealth International Series Trust [Name of Fund] c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246	Express Mail or Overnight Deliveries Commonwealth International Series Trust [Name of Fund] c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

For subsequent investments by wire, please call 1-888-345-1898 before wiring money to notify the Funds that you intend to purchase shares by wire and to verify wire instructions.

Telephone Transactions:

You may purchase, exchange, or redeem Fund shares by calling 1-888-345-1898. Telephone transaction privileges are automatically available for new accounts unless you decline them on your account application or later revoke them by written instruction to the Funds or their Transfer Agent.

Telephone instructions, if received in good order before the applicable cut-off time, will be processed at the Fund’s next determined net asset value (“NAV”). Redemption proceeds will be sent promptly to your address of record by check or to your bank account of record by ACH or wire transfer. Telephone redemptions are generally limited to $50,000 per account. Requests for amounts above this limit must be submitted in writing and must include a Medallion Signature Guarantee.

During periods of heavy market activity or other unusual conditions, you may experience difficulty reaching the Funds or their Transfer Agent. Please allow additional time to place your transaction. The Funds or their Transfer Agent will not be held liable for any loss if you are unable to reach them to confirm a telephone transaction.

The Funds and their Transfer Agent use reasonable procedures to verify the authenticity of telephone instructions. These may include requiring an account number, a personal identification number (PIN) if applicable, recording of calls, and/or written confirmations. If these procedures are followed, neither the Funds nor their Transfer Agent will be responsible for any loss, liability, cost, or expense arising from unauthorized of fraudulent telephone instructions.

If you own an IRA, you will be asked to make an election regarding federal income tax withholding at the time of a redemption.

For your protection, telephone redemptions may be restricted for 30 days following a change of address or banking information. The Funds may also require a signature guarantee or other documentation for certain transactions.

The Funds reserve the right to modify, suspend, or terminate the telephone transaction privilege at any time, with or without notice.

Online Transactions:

The Funds, through their transfer agent (the “Transfer Agent”), may make available to shareholders certain electronic services and online account access (“Online Services”) through its website at www.commonwealthfunds.com (the “Website”). These Online Services may include, but are not limited to, the ability to establish certain new accounts, access account information, conduct transactions, and consent to the electronic delivery of Fund documents.

1.	Eligibility for Online Account Establishment

Eligible investors may open certain new accounts online. To qualify, you must:

●	Be a U.S. person of legal age with a valid U.S. mailing address;

●	Provide a permanent U.S. street address (P.O. boxes are generally not accepted); and

●	Provide a valid Social Security Number or Taxpayer Identification Number.

This process also includes the option to consent for the electronic delivery or Fund documents. Paper delivery is the default method unless you affirmatively select this option. Certain account types, including but not limited to trusts, corporate accounts, and other entity accounts, are not eligible for online opening and must be established by submitting a completed application by mail. Use of all Online Services is subject to your acceptance of the terms and conditions of the online user agreement, which may be amended from time to time.

2.	Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we are unable to verify your identity as required, we reserve the right to reject your application, restrict, or close your account.

3.	Online Transactions

All online transaction requests are subject to the terms of this Prospectus. To receive the net asset value (NAV) for the current business day, transaction requests must be received in good order by the Funds (or its authorized agent) prior to the close of the NYSE (typically 4:00 PM Eastern Time). Requests received after this time will receive the next business day’s NAV.

●	Purchases: Initial and subsequent purchases may be made online via ACH. Please be advised that proceeds from the redemption of shares recently purchased by ACH may be held for up to 10 business days to ensure the purchase has cleared.

●	Redemptions: For risk management purposes, online redemptions are generally limited to $100,000 per account, per day. This limit may be lower if the Funds require a Medallion Signature Guarantee (MSG) at a threshold below this amount, as the most restrictive limit will apply. All redemption requests exceeding your applicable online limit must be submitted in writing and must include a valid MSG if required.

4.	Limitation of Liability

Your use of the Funds’ Online Services is at your own risk. The Funds and their service providers (including the Transfer Agent) cannot guarantee the security or uninterrupted availability of the Website. Access may be delayed, limited, or unavailable for reasons including, but not limited to, periods of peak demand, market volatility, systems maintenance, or failures of hardware, software, or network connections.

It is your responsibility to maintain an alternative method for placing transactions (such as by telephone or mail). Neither the Funds, their transfer agent, distributor, nor its affiliates will be held liable for any losses, damages, costs, or expenses arising from any delay, error, or failure to process your transaction request, or for any unauthorized access to your account, due to system unavailability, technical failures, security breaches, or any other cause or circumstance beyond the reasonable control of the Fund or its agents.

Automatic Investment Plan (“AIP”):

Shareholders may purchase shares through an AIP, which provides for regular, periodic purchases in accordance with the shareholder’s instructions and the Transfer Agent’s procedures. With the shareholder’s authorization, the Transfer Agent will process AIP purchases in the amount and frequency selected by the shareholder. There is no minimum investment amount required to participate in the AIP. Shareholders may change or terminate AIP instructions at any time by contacting the Transfer Agent. Only bank accounts maintained at U.S. financial institutions may be used. The Funds and/or the Transfer Agent may modify, suspend, or terminate the AIP at any time.

Payment for Shares and Good Funds Policy

The Funds accept payment for shares by check, ACH transfer, or wire transfer. All purchase orders are subject to acceptance by the Funds and will be executed at the next NAV calculated after the order is received in good order.

Payments made by check or ACH may be subject to a collection period to ensure that funds have cleared and are received in “good funds.” The Funds and their Transfer Agent reserve the right to delay the disbursement of redemption or exchange proceeds from shares purchased by check or ACH for up to 10 calendar days (or longer, if necessary) to allow the payment to clear.

During this period, the proceeds of newly purchased shares are not available for redemption or exchange. This policy does not apply to purchases made by wire transfer, which are generally considered good funds upon receipt.

If a check or ACH payment does not clear, the purchase order will be cancelled, and the investor will be responsible for any resulting loss incurred by the Funds or their Transfer Agent, as well as any applicable fees.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Medallion Signature Guarantee (MSG) Requirements

To protect shareholders and the Funds from potential fraud, the Funds and/or their Transfer Agent may require a signature guarantee, including an MSG, in certain circumstances. An MSG is a stamped certification from an eligible guarantor institution that verifies the authenticity of a signature and the authority and capacity of the person signing.

The Funds and/or the Transfer Agent may require an MSG in situations including, but not limited to, the following:

●	The redemption amount exceeds $50,000 (or such other threshold as may be established by the Funds and/or the Transfer Agent);

●	Proceeds are requested to be mailed to an address or sent to a bank account that was changed or added within the past 30 calendar days;

●	Proceeds are requested to be made payable to a person or entity other than the registered account owner;

●	Proceeds are requested to be sent to a financial institution account that is not in the shareholder’s name;

●	The account registration or ownership is being changed;

●	Instructions are submitted by mail with alternate delivery instructions, special handling, or other non-standard processing; or

●	Any other circumstance in which the Funds or the Transfer Agent reasonably determine that additional documentation or verification is appropriate.

An MSG must be obtained from an eligible guarantor institution that participates in a recognized MSG program (STAMP, SEMP, or MSP). These institutions typically include banks, savings associations, credit unions, and broker-dealers. A notary seal is not an acceptable substitute for an MSG.

Shareholders should contact the Transfer Agent in advance if they are unsure whether an MSG will be required. The Funds and/or the Transfer Agent reserve the right, in its discretion, to waive or require an MSG and to reject any signature guarantee that it deems unacceptable.

Redeeming Fund Shares

You may redeem your Fund shares at any time by writing to the Funds’ transfer agent’s address. Ordinarily, the Funds do not charge a fee for share redemptions, except for redemptions made by transfer which are charged a fee of $15. However, if you sell shares of a Fund within fourteen (14) calendar days of purchases date, you may be charged a redemption fee. See the “Redemption Fees” section for more information.

The Funds typically expect to mail a check for your redemption proceeds within one to three business days after receipt by the Transfer Agent of a redemption request in good order. Payment of redemption proceeds may take longer than the time the Funds typically expect and may take up to 7 days as permitted under the 1940 Act.

Redemption Requests in Good Order

A redemption request will be considered to be in “good order” only if it includes all of the following:

●	The name of the Fund and the account number;

●	The exact dollar amount or number of shares to be redeemed;

●	The name(s) of the registered account owner(s), exactly as they appear on the account;

●	Signature(s) of all registered owner(s);

●	Any required signature guarantee or medallion signature guarantee, if applicable; and

●	Any documentation reasonably required by the Funds or their Transfer Agent to verify the identity or authority of the person(s) requesting the redemption.

Redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Funds and their Transfer Agent are not responsible for processing delays or losses resulting from requests not received in good order.

Uncashed checks/Automatic Dividend and Capital Gain Reinvestment

If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

For non-retirement and non-educational accounts, any dividend and capital gain distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment. Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1.	Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2.	Dividends and capital gain distributions checks are not cashed within 180 days; or

3.	Bank account of record is no longer valid.

For non-retirement and non-educational accounts, redemption proceeds sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, redemption proceeds are subject to market risk like any other investment.

IRAs and Other Retirement Accounts

Distributions from IRAs and other retirement accounts may be subject to federal income tax withholding and, where applicable, state income tax withholding. Federal income tax generally will be withheld from IRA distributions unless you elect otherwise on the applicable request form. If you do not make a withholding election, withholding will be applied in accordance with applicable law and IRS rules. State income tax withholding may also apply depending on your state of residence and applicable state law. Withholding is not a determination of your actual tax liability.

Please consult your own tax advisor for any tax related IRA distribution questions.

Broker-Dealer Redemption

You may request a redemption through any broker-dealer authorized to take orders for the Fund. The broker-dealer will place the redemption order by telephone or other acceptable means directly with the Fund’s transfer agent and your share price will be based on the NAV next determined after the transfer agent receives the order, minus any applicable redemption fee. The transfer agent does not charge for this service, but the broker-dealer may charge a fee. You will generally receive your proceeds within a week.

Systematic Withdrawal Plan (SWP)

Shareholders may redeem shares through an SWP, which provides for regular, periodic redemptions in accordance with the shareholder’s instructions and the Transfer Agent’s procedures. With the shareholder’s authorization, the Transfer Agent will process SWP redemptions in the amount and frequency selected by the shareholder. Shareholders may change or terminate SWP instructions at any time by contacting the Transfer Agent. The Funds and/or the Transfer Agent may modify, suspend, or terminate the SWP at any time.

Payments under an SWP are made by redeeming your Fund shares. The payments do not represent a yield from the Fund and may be a return of your capital, thus depleting your investment. Payments under an SWP will terminate when your account value falls below $200 or all of your shares have been redeemed, whichever is first. The number of payments you receive will depend on the size of your investment, the amount and frequency of payments, and share price of the Fund on the payment date, which can be expected to fluctuate. The redemption of Fund shares to provide for such payments may result in a taxable gain or loss.

Redemption in Kind

Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind), which payment will be made with liquid securities or property or in any other manner that is consistent with guidance from the SEC or its staff. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. Additionally, if a Fund were to redeem securities in kind, it would attempt to redeem a pro rata portion of all the securities it holds in the portfolio at the time of the redemption and as a result a shareholder may receive illiquid securities that cannot be sold or disposed of with seven days at the securities’ current value.

Redemption Suspensions or Delays

Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the New York Stock Exchange is closed for unusual circumstances, or when the SEC allows redemptions to be suspended.

If you recently purchased the shares by check, the Fund may withhold the proceeds of your redemption order until it has reasonable assurance that the purchase check will be collected, which may take up to 15 days from the date of purchase.

Redemption Fees

Redemption Fee Assessment. The Funds have implemented a policy to impose a short-term trading redemption fee (subject to limited exceptions described herein) on any Fund shares that are sold (by redemption, whether voluntary or involuntary, or exchange) within 14 calendar days of their purchase. The Redemption Fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Fund’s portfolio management and can increase the Fund’s expenses. All Redemption Fees will be paid to the Fund and will benefit the shareholders of the Fund. The Trustees and the Fund’s investment adviser expect that proceeds from the Redemption Fees will offset, at least partially, portfolio transaction and administrative costs associated with short term trading. The Redemption Fee is calculated as a percentage of the amount redeemed and will be charged (subject to limited exceptions described herein) when you sell or exchange your shares or if your shares are involuntarily redeemed.

This redemption fee will equal 2.00% of the amount sold. This fee is calculated on the value of the shares being sold and will be collected (subject to limited exceptions described herein) by deduction from the sale proceeds. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last.

Unlike a sales charge or load paid to a broker or fund management company, this redemption fee is paid to the Fund. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Funds’ accounts, FCA Corp or the Funds’ transfer agent may, in its sole discretion, determine that your trading activity is detrimental to the Funds, as described in the “Abusive Trading Policy” section, and elect to reject or limit the amount, number, frequency or method available to you for requesting future (i) purchases into Funds and/or (ii) exchanges or redemptions out of the Funds.

Redemptions Through Financial Intermediaries. As an investor in the Funds, you are subject to the 2.00% short-term trading redemption fee whether you are investing directly with the Funds or you are investing in the Fund through a financial intermediary.

Waiver/Exceptions/Changes. The Funds will waive the redemption fee in the following circumstances: (i) shares acquired by reinvestment of dividends or other distributions of the Funds; (ii) shares held in an account of certain qualified retirement plans; (iii) in special circumstances, if the Fund determines that imposition of the fee would be inequitable or not in the best interests of the Fund’s shareholders.

Limitations on Collection. The Funds may have limitations in their ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by financial intermediaries. There are no assurances that the Funds will successfully identify all accounts held by intermediaries that should be charged a redemption fee. For example, where a financial intermediary is not able to assess or collect the fee, or omits to collect the fee at the time of redemption, the Funds may not be able to recover the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Funds may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

Exchanging Fund Shares

You may exchange your Fund shares for shares of another Fund at a price based on their respective NAVs. This exchange privilege is offered as a convenience to you. The exchange privilege must also be selected on your account application form. There is no sales charge or other fee in connection with an exchange, although a redemption fee may apply. Please see “Redemption Fees” below. You must first have received and read the prospectus of the Fund you are exchanging into.

You may place an exchange order in three ways:

●	You may mail your exchange order to the transfer agent’s address.

●	You may place your order by telephone if you authorize telephone exchanges on your Investment Application.

●	You may place your order online at the Fund’s website (www.commonwealthfunds.com).

Telephone exchange orders may be placed on any business day. Exchanges into a Fund can be made only if that Fund is eligible for sale in your state of residence at the time of exchange. Any Fund may terminate or amend the exchange privilege at any time with 60 days’ notice to shareholders. The right to exchange shares can be limited, suspended, and/or permanently terminated, from any investor or group of investors for any reason, without prior notice, including, in particular, if the Fund believes the trading activity in the account(s) would be disruptive to the Fund. Frequent exchanges may disrupt the orderly management of a Fund’s portfolio investments, thereby increasing expenses to other shareholders and harming performance. If you exchange shares of a Fund within 14 calendar days or less of purchase, you may be charged a redemption fee. Account registrations must match to make exchanges by telephone. Remember that your exchange is a redemption of one Fund’s shares and a subsequent purchase of the other Fund’s shares and may result in a capital gain or loss. Tax consequences of sales of your shares are described under “Dividends, Distributions and Taxes.”

Account Statements and Transaction Confirmations

You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Funds or the Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Funds and their agents will not be liable for any losses that may result from your failure to report the issue.

Tax-Deferred Retirement Plans

Fund shares may be used for virtually all types of tax-deferred retirement plans, including traditional, Roth and Education IRAs and Simplified Employee Pension Plans. For more information, call 1-888-345-1898.

Lost Shareholders, Inactive Accounts and Unclaimed Property

Unclaimed property laws may require the Funds or the Transfer Agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Funds or the Transfer Agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Funds or the Transfer Agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund expects to pay dividends from its net income and distributions from its net realized capital gains at least annually, generally in December. Normally, income dividends and capital gains distributions on your Fund shares will be paid in additional shares of the Fund, with no sales charge. However, on your Investment Application, you may elect one of the following other options:

Option 1: To have income dividends paid in cash and capital gains distributions paid in additional Fund shares.

Option 2: To have both income dividends and capital gains distributions paid to you in cash.

Option 3: To have income dividends paid in shares and capital gains distributions paid in cash.

There is no sales charge or other fee for any option. If you select one of these options and the check sent to you cannot be delivered or remains uncashed for six (6) months, the aggregate amount of those checks will be invested in additional Fund shares for your account at the then current NAV, and all your future dividends and distributions will be paid in Fund shares. No interest will accrue on amounts represented by uncashed redemption checks.

Dividends and distributions are reinvested on the ex-date (that is, the date shareholders of record are determined for purposes of receiving dividends and distributions) at the NAV determined at the close of business on that date.

Tax Treatment of Dividends, Distributions and Redemptions

You will generally be subject to U.S. federal income tax each year on dividend and capital gain distributions, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold Fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Each Fund will let you know each year the amount of your dividend and distribution payments that will be taxed as ordinary income (including qualified dividend income) and capital gain (including short- and long-term capital gain). The tax treatment of these amounts does not depend on how long you have held your Fund shares or on whether you received payments in cash or additional shares. Thus, long-term capital gains of a Fund will be taxable to you as such regardless of how long you held the shares and all income and capital gains of a Fund will be taxable to you whether distributed in cash or reinvested in additional shares.

The tax treatment of any gain or loss you realize when you redeem (sell) or exchange Fund shares will depend on how long you held the shares. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

You should consult your own tax advisor about the U.S. federal, state and local tax treatment of your Fund distributions and transactions in Fund shares.

Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce such Fund’s distributions paid to the shareholders. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, such Fund may elect to pass through to the shareholders their pro rata share of foreign taxes paid by such Fund. If this election is made, such Fund may report more taxable income to the shareholders than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Such Fund will provide the shareholders with the information necessary to claim this deduction or credit on their own U.S federal income tax return if such Fund makes this election. Shareholders in these circumstances should talk with their own tax advisors regarding claiming these deductions or credits.

Cost Basis Reporting. The Funds must report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when shares are sold. The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing prices, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method shares will be reported on your Consolidated Form 1099 if you do not select a different tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase of shares or prior to the sale of shares. Please consult your own tax advisor with regard to your personal circumstances.

The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

DISTRIBUTION

Ultimus Fund Distributors, LLC is the Trust’s distributor. Each Fund has adopted a service and distribution plan under Rule 12b-1 that allows the Fund to pay fees to financial intermediaries for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or if shorter, the period of the Fund’s operation). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). For the fiscal years ended October 31, 2025 and 2024, this information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, at 1835 Market Street, Suite 310, Philadelphia, PA 19103, whose report, along with each Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request. For fiscal years prior to October 31, 2023, this information was audited by the Funds’ predecessor independent registered public accounting firm.

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$11.06	$10.06	$11.34	$17.17	$12.92

Change in net assets from operations:
Net investment income (loss)	0.02	0.05	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss) from investments	1.85	0.98	(1.24)	(4.79)	4.32
Total from investment activities	1.87	1.03	(1.21)	(4.80)	4.27

Distributions:
Net investment income	(0.12)	(0.03)	—	(0.02)	(0.02)
Net realized gains	(0.03)	—	(0.07)	(1.01)	—
Total distributions	(0.15)	(0.03)	(0.07)	(1.03)	(0.02)
Redemption fees	—	—	—	—	— (a)
Net asset value, end of year	$12.78	$11.06	$10.06	$11.34	$17.17

Total Return	17.20%	10.22%	(10.80)%	(29.37)%	33.04%

Net assets, at end of year (000 omitted)	$13,815	$12,018	$11,010	$12,976	$20,118

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.89%	2.86%	2.81%	2.60%	2.41%
Ratio of gross expenses before waivers and/or reimbursements	2.89%	2.86%	2.81%	2.60%	2.41%
Ratio of net investment income (loss) to average net assets	0.15%	0.48%	0.27%	(0.10)%	(0.35)%
Portfolio turnover rate	8%	8%	6%	8%	20%

(a)	Rounds to less than $0.005 per share.

FINANCIAL HIGHLIGHTS

Africa Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$8.92	$6.74	$7.12	$8.40	$6.04

Change in net assets from operations:
Net investment income	0.20	0.19	0.17	0.20	0.13
Net realized and unrealized gain (loss) from investments	1.97	2.22	(0.48)	(1.32)	2.41
Total from investment activities	2.17	2.41	(0.31)	(1.12)	2.54

Distributions:
Net investment income	(0.36)	(0.23)	(0.07)	(0.16)	(0.18)
Total distributions	(0.36)	(0.23)	(0.07)	(0.16)	(0.18)
Redemption fees	— (a)	— (a)	— (a)	— (a)	— (a)
Net asset value, end of year	$10.73	$8.92	$6.74	$7.12	$8.40

Total Return	25.25%	36.64%	(4.41)%	(13.59)%	42.38%

Net assets, at end of year (000 omitted)	$5,672	$3,979	$2,857	$2,857	$2,954

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.76%	4.20%	4.38%	4.27%	4.32%
Ratio of net investment income to average net assets	1.78%	2.52%	2.38%	2.27%	1.56%
Portfolio turnover rate	1%	4%	6%	3%	11%

(a)	Rounds to less than $0.005 per share.

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$3.79	$3.42	$3.03	$4.41	$4.03

Change in net assets from operations:
Net investment income (loss)	0.02	— (a)	0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss) from investments	0.49	0.37	0.38	(1.20)	0.40
Total from investment activities	0.51	0.37	0.39	(1.21)	0.38

Distributions:
Net investment income	(0.02)	— (a)	—	(0.04)	—
Net realized gains	—	—	—	(0.13)	—
Total distributions	(0.02)	—	—	(0.17)	—
Net asset value, end of year	$4.28	$3.79	$3.42	$3.03	$4.41

Total Return	13.59%	10.93%	12.87%	(28.39)%	9.43%

Net assets, at end of year (000 omitted)	$7,041	$5,913	$5,561	$4,646	$6,732

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.36%	3.29%	3.45%	3.38%	3.01%
Ratio of net investment income (loss) to average net assets	0.44%	0.20%	0.09%	(0.08)%	(0.51)%
Portfolio turnover rate	6%	9%	12%	8%	15%

(a)	Rounds to less than $0.005 per share.

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$20.81	$16.97	$16.86	$21.12	$16.20

Change in net assets from operations:
Net investment loss	(0.12)	(0.15)	(0.15)	(0.09)	(0.11)
Net realized and unrealized gain (loss) from investments	1.45	3.99	0.41	(4.17)	5.03
Total from investment activities	1.33	3.84	0.26	(4.26)	4.92

Distributions:
Net realized gains	(0.68)	—	(0.15)	—	—
Total distributions	(0.68)	—	(0.15)	—	—
Redemption fees	— (a)	—	—	—	—
Net asset value, end of year	$21.46	$20.81	$16.97	$16.86	$21.12

Total Return	6.46%	22.63%	1.51%	(20.17)%	30.37%

Net assets, at end of year (000 omitted)	$17,230	$16,918	$14,584	$14,825	$19,642

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.58%	2.54%	2.61%	2.49%	2.33%
Ratio of net investment loss to average net assets	(0.57)%	(0.72)%	(0.81)%	(0.44)%	(0.54)%
Portfolio turnover rate	7%	4%	9%	7%	6%

(a)	Rounds to less than $0.005 per share.

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$24.71	$17.86	$17.68	$22.57	$15.95

Change in net assets from operations:
Net investment income (loss)	0.05	0.03	0.04	(0.10)	(0.14)
Net realized and unrealized gain (loss) from investments	(1.49)	6.82	0.25	(4.63)	6.76
Total from investment activities	(1.44)	6.85	0.29	(4.73)	6.62

Distributions:
Net investment income	(0.01)	—	—	—	—
Net realized gains	(0.42)	—	(0.11)	(0.16)	—
Total distributions	(0.43)	—	(0.11)	(0.16)	—
Redemption fees	— (a)	— (a)	—	— (a)	—
Net asset value, end of year	$22.84	$24.71	$17.86	$17.68	$22.57

Total Return	(5.96)%	38.35%	1.61%	(21.11)%	41.50%

Net assets, at end of year (000 omitted)	$15,457	$16,832	$11,982	$11,620	$15,053

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.63%	2.54%	2.71%	2.58%	2.44%
Ratio of net investment income (loss) to average net assets	0.19%	0.13%	0.16%	(0.45)%	(0.66)%
Portfolio turnover rate	9%	6%	14%	34%	9%

(a)	Rounds to less than $0.005 per share.

HOW TO GET MORE INFORMATION

Additional information about each Fund’s investments is available in the:

●	SAI which contains more detail about some of the matters discussed in the prospectus. The SAI is incorporated by reference (and therefore legally a part of this prospectus) into the prospectus.

●	Annual and Semi-Annual Reports to shareholders which include information about each Fund’s investments. They also include a statement from Fund management describing the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

You may obtain free copies of the Funds’ SAI or Funds’ Annual and/or Semi-Annual reports, or other information about the Funds or your account or other shareholder inquiries, by calling 1-888-345-1898. Also, copies of the foregoing may be obtained at the Funds’ Internet website found at www.commonwealthfunds.com. When a Fund (or a financial intermediary through which shares of the Fund may be purchased or sold) receives a request for its SAI, its Annual Report, or its Semi-Annual report, the Fund (or financial intermediary) must send the requested document within three (3) business days of receipt of the request, by first class mail or other means designed to ensure equally prompt delivery.

Only one copy of a prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a prospectus or an annual or semi-annual report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

You may also view and obtain copies of the SAI, and/or other Fund reports and other information directly from the SEC by:

●	sending a written request, plus a duplicating fee, to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by E-mail request to: publicinfo@sec.gov

●	visiting the EDGAR Database on the SEC’s Internet website - http://www.sec.gov

The Trust’s 1940 Act File Number with the SEC is: 811-04665.

February 2024

PRIVACY NOTICE

FACTS	WHAT DOES COMMONWEALTH INTERNATIONAL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number	■	Purchase History
	■	Assets	■	Account Balances
	■	Retirement Assets	■	Account Transactions
	■	Transaction History	■	Wire Transfer Instructions
	■	Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Commonwealth International Series Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-345-1898

Who we are
Who is providing this notice?	Commonwealth International Series Trust on behalf its funds
What we do
How does Commonwealth International Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Commonwealth International Series Trust collect my personal information?	We collect your personal information, for example, when you
	■	Open an account
	■	Provide account information
	■	Give us your contact information
	■	Make deposits or withdrawals from your account
	■	Make a wire transfer
	■	Tell us where to send the money
	■	Tells us who receives the money
	■	Show your government-issued ID
	■	Show your driver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	Affiliates from using your information to market to you
	■	Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	Commonwealth International Series Trust does not share with its affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
	■	Commonwealth International Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	Commonwealth International Series Trust does not jointly market.

COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf of its Series,

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)

AFRICA FUND (CAFRX)

COMMONWEALTH JAPAN FUND (CNJFX)

COMMONWEALTH GLOBAL FUND (CNGLX)

COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2026

This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and in more detail than that set forth in the prospectus and should be read in conjunction with the prospectus, dated February 28, 2026. A prospectus may be obtained without charge by phone at (888) 345-1898 or by writing to the Funds directly at Commonwealth International Series Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, or visiting the Funds’ website at www.commonwealthfunds.com.

The Report of Independent Registered Public Accounting Firm and financial statements of the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund included in their Form N-CSR filing for the year ended October 31, 2025 (“Annual Report”) are incorporated herein by reference. Copies of financial statements and Annual and Semi-Annual Reports are available without charge upon request by writing to the Funds at Commonwealth International Series Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, or by calling toll free (888) 345-1898.

The financial statements in the Form N-CSR filing that are incorporated herein by reference into this SAI have been audited by Cohen & Company, Ltd., the Funds’ Independent Registered Public Accounting Firm, 1835 Market Street, Suite 310, Philadelphia, PA 19103, and have been so included and incorporated herein by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

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FUND HISTORY

The Commonwealth International Series Trust (the “Trust”) was organized as a business trust in Massachusetts on May 2, 1986 and commenced business shortly thereafter. The Trust’s Declaration of Trust, as amended and restated on December 29, 1986 (the “Declaration of Trust”), authorizes the Trustees to divide shares (“Shares” or collectively “Shares”) into two or more series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued Shares into one or more classes of Shares of each such series. Each series of the Trust is an “open-end diversified management investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently has five series, or funds: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”). The Australia/New Zealand Fund invests primarily in Australian and New Zealand securities, and commenced operations on November 25, 1991 (inception date) as a series of the Trust. The Africa Fund invests primarily in African securities and was established by amendment to the Trust on October 7, 2011 and began operation on November 7, 2011 (inception date). The Japan Fund invests primarily in Japanese securities and was established as a series of the Trust on July 10, 1989 (inception date). The Global Fund, which invests in U.S. and foreign securities in developed countries or in countries considered to have developing or “emerging” markets, was established by amendment to the Trust on December 14, 2001 and began operation on December 3, 2002 (inception date). The Real Estate Securities Fund invests in real estate investment trusts (“REITs”), real estate industries companies, publicly-traded real estate development companies, real estate management companies, and publicly-traded companies involved in real estate related activities and industries (collectively, “Real Estate Industries Companies”). The Real Estate Securities Fund was established by amendment to the Trust on July 2, 2003 and began operations on January 5, 2004 (inception date). The Real Estate Securities Fund, Global Fund, Australia/New Zealand Fund, Africa Fund and Japan Fund may be referred to hereinafter individually as a “Fund” and collectively as “Funds.” The Trust may create additional series in the future, but each series will be treated as a separate mutual fund with its own investment objectives and policies.

The Declaration of Trust provides that no shareholder (“Shareholder” or collectively “Shareholders”) shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, obligations or affairs of the Trust.

The Declaration of Trust also provides that the Trustees shall from time to time distribute ratably among the Shareholders of a series such proportion of the net profits, surplus (including paid-in surplus), capital, or assets of such series held by the Trustees as they may deem proper. Such distributions may be made in cash or property (including without limitation any type of obligations of such series or any assets thereof), and the Trustees may distribute ratably among the Shareholders additional Shares of such series issuable hereunder in such manner, at such times, and on such terms as the Trustees may deem proper. Such distributions may be among the Shareholders of record at the time of declaring a distribution or among the Shareholders of record at such other date or time or dates or times as the Trustees shall determine. The Trustees may in their discretion determine that, solely for the purposes of such distributions, outstanding Shares shall exclude Shares for which orders have been placed subsequent to a specified time on the date the distribution is declared or on the next preceding day if the distribution is declared as of a day on which the Transfer Agent for the Trust or applicable series is not open for business. The Trustees may always retain from the net profits such amount as they may deem necessary to pay the debts or expenses of the series or to meet obligations of the series, or as they may deem desirable to use in the conduct of its affairs or to retain for future requirements or extensions of the business. The Trustees may adopt an offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem appropriate.

Shareholders of each series of the Trust will vote separately as a class except to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting together, without regard to a particular series or class.

The Declaration of Trust also provides that the Shareholders shall have power to vote only (i) for the election of Trustees; (ii) with respect to any investment advisory or investment management contract entered into; (iii) with respect to termination of the Trust or any series thereof; (iv) with respect to any amendment of this Declaration; (v) with respect to any merger, consolidation or sale of assets; (vi) with respect to incorporation of the Trust; (vii) to the same extent as the stockholders of a Massachusetts business corporation

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as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or a series thereof or the Shareholders of either; (viii) with respect to any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act and related matters; and (ix) with respect to such additional matters relating to the Trust as may be required by the Amended and Restated Declaration of Trust, the By-laws or any registration of the Trust as an investment company under the 1940 Act with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable.

The Declaration of Trust also provides that at any meeting of Shareholders, any holder of Shares entitled to vote at the meeting may vote by proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Secretary may direct, for verification prior to the time at which such vote shall be taken. Proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, except that the Trustees may, in conjunction with the establishment of any series of Shares, establish conditions under which the several series shall have separate voting rights or no voting rights. There shall be no cumulative voting in the election of Trustees.

When used in the prospectus or this SAI, a “majority” of Shareholders or “majority” of Shares means the vote of the lesser of (1) 67% of the Shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (2) more than 50% of the outstanding Shares of the Trust or the applicable series or class.

The Declaration of Trust also provides that in the event of a liquidation or dissolution of the Trust or an individual series, Shareholders of a particular series would be entitled to receive a pro rata share of the net assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of Shares of the series that are held by each Shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

When issued for payment as described in the prospectus and this SAI, Shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees, officers, employees, or agents of the Trust will not be subject to personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the affairs of the Trust, or Trust property, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property, or to the property of one or more specific series of the Trust for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Declaration of Trust provides that the Shares shall not entitle the holder to preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may determine with respect to any series of Shares.

The Declaration of Trust also provides that the Trust may at any time without prior notice to the Shareholder redeem Shares of any Shareholder for their then current net asset value per Share if at such time the Shareholder owns Shares of any series having an aggregate net asset value of less than $1,000 subject to such terms and conditions as the Trustees may approve, and subject to the Trust’s giving general notice to all Shareholders of its intention to avail itself of such right, either by publication in the Trust’s prospectus or by any other means as the Trustees may determine.

The Declaration of Trust also provides that if the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares or other securities of the Trust has or may become concentrated in any Person to an extent which would disqualify any series of the Trust as a regulated investment company under the Internal Revenue Code of 1986, as amended, then the Trustees shall have the power by lot or other means deemed equitable by them (i) to call for redemption by any such Person of a number, or principal amount, of Shares or other securities of the Trust sufficient to maintain or bring the direct or indirect ownership of Shares or other securities of the Trust into conformity with the requirements for such qualification and (ii) to refuse to transfer or issue Shares or other securities of the Trust to any Person whose acquisition of the Shares or other securities of the Trust in question would result in such disqualification. Further information regarding redemption and redemption fees may be found under “How to Buy and Redeem Shares” and “Determination of Net Asset Value.”

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INVESTMENT POLICIES

Set forth below are detailed descriptions of the various types of securities and investment techniques that FCA Corp (the “Adviser”) may use in managing the Funds. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies contained in the Funds’ prospectus; where a particular type of security or investment technique is not discussed in the Funds’ prospectus, that security or investment technique is not a principal investment strategy.

Not all of the Funds invest in all types of securities or use all of the investment techniques described below, and a Fund may not invest in all of these types of securities or use all of the techniques at any one time. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective, policies, and restrictions described in the Funds’ prospectus and/or this SAI, as well as the federal securities laws. FCA Corp may invest in other types of securities and may use other investment techniques not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described, subject to limitations imposed by a Fund’s investment objective, policies, and restrictions described in the Funds’ prospectus and/or this SAI, as well as the federal securities laws.

Securities in General. Securities of issuers in which each Fund may invest include common and preferred stock, debt convertible into equity and debt securities. Investments in debt securities may include obligations of governmental issuers, as well as obligations of companies without regard to credit quality. Debt securities acquired by the Funds may include, without limitation, conventional fixed and variable rate bonds and debentures, zero-coupon and original issue discount bonds and warrants to purchase debt instruments. The Fund may invest in commercial paper without regard to credit quality. Convertible debt securities are treated as equity securities and therefore may not be rated by a nationally recognized statistical rating organization.

The Global Fund invests in companies that are expected to benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency, or economic considerations. It is expected that investments will be spread broadly around the world to take advantage of perceived investment opportunities without restriction to any particular area such as Asia, Europe or any particular country such as the United States or Japan. The Fund will generally invest in equity securities of established companies listed on U.S. or foreign securities exchanges but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and non-convertible preferred stock, and fixed-income securities of governments, governmental agencies, supranational agencies and companies.

The Real Estate Securities Fund’s investment objective is long-term capital appreciation and current income primarily through investments in real estate securities. As described in the prospectus, the Fund will attempt to achieve its objective by investing primarily in equity securities of REITs and other Real Estate Industries Companies that are publicly traded. Equity securities of Real Estate Industries Companies consist of common stock, shares of beneficial interest of REITs and securities with characteristics of common stock, such as preferred stock and debt securities including those convertible into common stock. The Fund’s investments normally will be allocated among a number of companies representing diverse investment policies and real property holdings. Certain securities will be selected for high current return, while others will be chosen for long-term capital appreciation potential. Real Estate Industries Companies generally derive at least 50% of their revenue from real estate related activities or have at least 50% of their assets in real estate.

With respect to bank obligations that may be acquired by a Fund, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Thus, in addition to investments in obligations of U.S. banks and savings institutions and their U.S. and foreign branches, a Fund’s investments in short-term bank obligations may include obligations of non-U.S. banks and their branches, wherever situated.

Each Fund may also make overnight deposits denominated in foreign currency in offshore banking units (“OBUs”), in accordance with the Fund’s credit quality criteria. An OBU is a bank or other financial institution in a foreign country that is authorized to deal in foreign exchange that the foreign government declares to be an OBU. OBUs are restricted to (i) receiving deposits denominated in the currency of a foreign country from non-residents of such country or deposits in currencies other than the currency of a foreign country from residents of such country and (ii) lending to non-residents outside the originating country and to other OBUs. A deposit in an OBU is similar to a time deposit in a foreign bank except that interest payable to non-residents on an OBU deposit is exempt from withholding tax.

Investment Company Securities / Exchange-Traded Funds (ETFs). Each Fund may make limited investments in securities of other investment companies, including ETFs. (See “Investment Restrictions” below.) Investments in other investment companies involve additional expenses because Fund Shareholders will indirectly bear a portion of the expenses of such companies, including operating and administrative costs and advisory fees. These expenses may be in addition to similar expenses of the Fund that Shareholders bear directly.

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Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

To the extent a Fund invests in inverse ETFs, including double inverse (or ultra-short) ETFs it will be subject to certain risks. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, a Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the negative return on the tracked index are subject to a special form of correlation risk which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETF’s investment objective.

Convertible Securities. The Funds may invest in convertible securities including bonds, notes, debentures, preferred stocks and other securities that are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market values of convertible securities typically follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock.

Convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible debt securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (“LYONs”).

Loans of Portfolio Securities. To increase income on its investments, a Fund may lend its portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank that is deemed creditworthy by the Adviser. In no event will such loans be made if, as a result, the aggregate value of securities loaned by any Fund exceeds one-third of the value of such Fund’s total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of

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rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the Adviser’s judgment, the income to be earned from the loan justifies the attendant risks. Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. For purposes of determining whether a Fund is complying with investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral as a Fund asset. The Fund will bear any loss on the investment of cash collateral. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, a Fund must terminate the loan and vote the securities. Alternatively, a Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities.

Zero Coupon Bonds. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a Fund and distributed to its stockholders. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and their current cash income may be reduced.

U.S. Government Obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities includes bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury Notes or bonds. Stripped securities are sold at a discount to their “face value” and may exhibit greater price volatility than interest bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (GNMA), are supported by the full faith and credit of the U.S. Treasury, others such as those of the Federal National Mortgage Association (FNMA), are supported by the right of the issuer to borrow from the U.S. Treasury; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (FFCB) are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

When-Issued Purchases and Forward Commitments. When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund’s custodian, Fifth Third Bank, N.A. (the “Custodian”), will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Although these purchases are not a principal investment strategy of the Fund, during these situations a Fund’s liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments. Each Fund expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of its total assets at the time of such commitment, absent unusual market conditions.

A Fund may purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may, if circumstances change, dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. See the “Taxes” section below for a discussion of tax consequences.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Hedging Transactions. Each Fund is authorized to engage in certain types of hedging practices. These practices include entering into foreign currency transactions, interest-rate and index futures contracts and purchasing and writing put and call options on those contracts, on individual securities and on stock indexes. In addition, each Fund’s options transactions will be subject to trading and position limits of various exchanges. Tax considerations also may limit each Fund’s ability to engage in forward contracts, futures and options.

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If a Fund engages in hedging transactions, there can be no assurance that these transactions will be successful. Securities prices and interest rates may change in unanticipated manners or may move in ways which do not correlate closely to movements in the value of securities held by the Fund. Additionally, there can be no assurance that offsetting transactions will be available at any given time to enable the Fund to close out particular futures or options contracts. If these contracts cannot be closed out, the Fund may incur losses in excess of its initial margin deposit. The bankruptcy of a broker or other person with whom the Fund has an open futures or options position may also expose the Fund to risk of losing its margin deposits or collateral.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a foreign currency against the U.S. dollar, each Fund is authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. A Fund may enter into forward foreign currency exchange contracts when deemed advisable by its Adviser under two circumstances:

First, when entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar.

Second, a Fund may enter into such a contract when the Adviser anticipates that the foreign currency may decline substantially relative to the U.S. dollar, in order to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. The Funds do not intend to enter into forward foreign currency exchange contracts under this second circumstance on a regular or continuing basis and will not do so if, as a result, a Fund will have more than 15% of the value of its total assets committed to such contracts at the time it enters into the contract.

With respect to any forward foreign currency exchange contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of the foreign currency, they also limit potential gains that might result from increases in the value of the foreign currency. The Funds will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currency and U.S. dollars.

A separate account of each Fund consisting of cash or liquid securities equal to the amount of the Fund’s assets that could be required to consummate any forward contracts entered into under the second circumstance, as set forth above, will be established with the Custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

Futures Transactions. Interest-rate futures contracts create an obligation to purchase or sell specified amounts of debt securities on a specified future date. Although these contracts generally call for making or taking delivery of the underlying securities, the contracts are in most cases closed out before the maturity date by entering into an offsetting transaction which may result in a profit or loss. Securities index futures contracts are contracts to buy or sell units of a particular index of securities at a specified future date for an amount equal to the difference between the original contract purchase price and the price at the time the contract is closed out, which may be at maturity or through an earlier offsetting transaction.

Each purchase or sale of a futures contract involves no sale price or premium, unlike the purchase of a security or option. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, generally about 5% of the contract amount, must be deposited with the broker as “initial margin.” This “initial margin” represents a “good faith” deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent “variation margin” payments must be made daily to and by the broker to reflect variations in the price of the futures contract. When the contract is settled or closed out by an offsetting transaction, a final determination is made of variation margin due to or from the broker. A nominal commission is also paid on each completed sale transaction.

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These hedging transactions, if any, would involve brokerage costs and require a Fund to make margin deposits against its performance obligations under the contracts. The Fund may also be required to segregate assets in an amount equal to the value of instruments underlying its futures contracts, call options purchased and put options written; to otherwise “cover” its futures and options positions; or to limit these transactions so that they are backed to a level of 300 percent by total Fund assets.

The aggregate of initial margin deposits for futures contracts and related options and premiums paid for open futures options may not exceed five percent (5%) of the fair market value of each Fund’s assets at the time of deposit.

Options Transactions. A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. See “Investment Objective and Policies” in the prospectus.

The purchase or writing of put or call options would give the Fund, respectively, the right or obligation to sell or purchase the underlying futures contract or security at the stated exercise price any time before the option expires. The purchase or writing of put and call options on stock indices would give the Fund, respectively, the right or obligation to receive or pay a specified amount at any time prior to expiration of the option. The value of the option varies with aggregate price movements of the stocks reflected in the index. The Fund’s risk in purchasing an option, if the price of the underlying security or index moves adverse to the purchaser, is limited to the premium it pays for the option. If price movements are favorable, on the other hand, the option will increase in value and the Fund would benefit from sale or exercise of the option. As the writer of an option, the Fund would receive a premium. The premium would be a gain to the Fund if price movements in the underlying futures contracts or security are favorable to the writer and would reduce the loss if price movements are unfavorable. Any call options written by a Fund will be “covered”, i.e., backed by securities owned by the Fund. The writing of a covered call option tends to limit the Fund’s opportunity to profit from an increase in value of the underlying securities.

Each Fund may purchase options on exchanges and in over-the-counter markets to the extent the net value of such options owned by the Fund does not exceed five percent (5%) of that Fund’s net assets at the time of purchase. The Fund may write put options and covered call options on exchanges and in the over-the-counter markets. A call option gives the purchaser the right, until the option expires, to purchase the underlying futures contract, security or currency at the exercise price or, in the case of a stock index option, to receive a specified amount. A put option gives the purchaser the right, until the option expires, to sell the underlying futures contract, security or currency at the exercise price or, in the case of a stock index option, to pay a specified amount.

When a Fund writes an option, it receives a premium that it retains whether or not the option is exercised. By writing a call option, the Fund becomes obligated, either for a certain period of time or on a certain date, to sell the underlying futures contract, security or currency to the purchaser at the exercise price (or to pay a specified price with respect to an index option) if the option is exercised. At the time or during the period when the option may be exercised, the Fund risks losing any gain in the value of the underlying futures contract, security or currency or stock index over the exercise price. By writing a put option, the Fund becomes obligated either for a certain period of time or on a certain date, to purchase the underlying futures contract, security or currency at the exercise price, or to pay the specified price in connection with an index option, if the option is exercised. The Fund might, therefore, be obligated to purchase or make a payment for more than the current market price of the particular futures contract, security, currency or index option.

Each Fund writes only “covered” options on securities and currencies unless the Adviser determines that any uncovered options pose minimal risks to the Funds and their Shareholders. This means that so long as a Fund is obligated as the writer of a call option on a security or currency, it will own an equivalent amount of the underlying security, currency or liquid securities denominated, quoted in or currently convertible into such currency. The Fund will be considered “covered” with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with the Custodian in a segregated account an amount of the underlying securities, currency or liquid securities denominated, quoted in, or currently convertible into such currency having a value equal to or greater than the exercise price of the option. There is no limitation on the amount of call options the Fund may write.

The writer of an option that wishes to terminate an obligation may in some cases be able to effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be cancelled by the clearing corporation. However, a writer may not affect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate a position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be affected.

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A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the value of the underlying security, futures contract, index option or currency, any loss in closing out a covered call option is likely to be offset in whole or in part by appreciation of the underlying collateral owned by the Fund.

Illiquid Securities. The Funds typically do not purchase illiquid securities. However, certain securities purchased by a Fund may become illiquid. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. To the extent that a Fund holds illiquid securities or other investments, it will not purchase such an investment if, as a result, illiquid securities and other illiquid investments would constitute more than 15% of the Fund’s net assets. Illiquid securities and investments generally include (i) private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended, or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter derivatives and assets used to cover over-the-counter derivatives, and (iii) repurchase agreements that mature in more than seven days.

Because of the absence of a trading market, a Fund may not be able to sell illiquid securities and other illiquid investments at the times it desires to do so or at prices which are favorable. The sale price of illiquid investments may be lower or higher than the value of those investments as determined by the Fund. Generally, there is less public information available about issuers of securities that are not publicly traded than issuers of publicly traded securities. Under the supervision of the Trust’s Board of Trustees (each a “Trustee” and collectively, the “Trustees”), the Trust maintains a liquidity risk management program that is designed to determine the liquidity of the Fund’s investments and, through that program, allow the Trustees to monitor investments in illiquid instruments.

CFTC Exemption. The Funds are being operated by an investment adviser that has claimed an exemption from registration with the Commodities Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under the Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Funds will limit their use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

Repurchase Agreements. A Fund may agree to purchase debt securities from financial institutions subject to the seller’s agreement to purchase them at an agreed upon time and price (repurchase agreements). The financial institutions with whom the Fund may enter into repurchase agreements will be banks, and non-bank dealers of U.S. Government securities that are listed on the U.S. Federal Reserve Bank of New York’s list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Adviser. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund’s resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements with a duration of more than one year.

A Fund will always receive, as collateral, securities whose market value including accrued interest is, and during the entire term of the agreement remains, equal to at least 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the credit guidelines of the Trust’s Board of Trustees.

Depositary Receipts. The Funds may invest in sponsored and unsponsored depositary receipts (“DRs”) (e.g., American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts), which, in the case of American Depositary Receipts, are receipts issued by a U.S. bank or trust company evidencing ownership of an interest in underlying securities issued by a foreign issuer. Global Depositary Receipts represent interests in securities of foreign companies traded in capital markets around the

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world other than the U.S. European Depositary Receipts are receipts issued by a European financial institution evidencing arrangements similar to ADRs but, in bearer form, are designed for use in European securities markets. A sponsored DR is issued by a depositary that generally has an exclusive relationship with the foreign issuer of the underlying security. An unsponsored DR may be issued by any number of U.S. depositaries and is generally created without the participation or consent of the foreign issuer. DRs, in registered form, are designed for trading on U.S. securities exchanges or other markets. Holders of unsponsored DRs generally bear all the costs of the DR facility, whereas foreign issuers typically bear certain costs associated with maintaining a sponsored DR facility. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the DR holders at the request of the issuer of the deposited securities. A depositary of an unsponsored DR, on the other hand, may not receive information from the foreign issuer, and is under no obligation to distribute shareholder communications, or other information received from the issuer of the deposited securities or to pass through voting rights to DR holders in respect of the deposited securities.

Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue.

Obligations in which the Funds may invest may not necessarily be rated by a nationally recognized statistical rating organization.

Borrowing. The Funds may borrow for investment purposes and for other purposes permitted by the 1940 Act. Under the 1940 Act, the Funds are required to maintain continuous asset coverage of 300% with respect to permitted borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Funds’ holdings may be disadvantageous from an investment standpoint.

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $1,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $1,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.300%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the fiscal year ended October 31, 2025, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$108,578	7.65%
Japan Fund	$65,404	7.50%
Global Fund	$101,413	7.50%

During the fiscal year ended October 31, 2025, the Australia/New Zealand Fund, Japan Fund and Global Fund paid $138, $54 and $84, respectively, in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of October 31, 2025. The Funds only utilize the line of credit for draws greater than $50,000.

Temporary Defensive Positions. For temporary defensive purposes under unusual market conditions, the Funds may invest in interest-bearing savings deposits of commercial or savings bank without limit, which can cause the Funds to fail to meet their investment objectives during such periods and lose benefits when markets begin to improve.

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INVESTMENT RESTRICTIONS

“Fundamental” Investment Restrictions. Each Fund has adopted the following “fundamental” restrictions which, along with its investment objective, cannot be changed without approval by the holders of a majority of the Shares of beneficial interest in the applicable Fund (“Fund Shares”). A majority is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund Shares present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

1. Each Fund may not issue senior securities or borrow money except, as permitted under the 1940 Act and as interpreted or modified from time to time.

Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, each Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its Shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of the Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of such Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The Securities and Exchange Commission (the “SEC”) has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of Shares (each Fund is a series of the Trust) and to divide those series into separate classes. Individual class and institutional class are separate classes. The Funds have no intention of issuing senior securities, except that the Trust has issued its Shares in separate series and may divide those series into classes of Shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

2. Each Fund may not make any investment that is inconsistent with its classification as a “diversified” investment company under the 1940 Act as interpreted or modified from time to time.

Currently, to remain classified as a “diversified” investment company under the 1940 Act, each Fund must conform with the following, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: With respect to 75% of its total assets, a Fund may not invest more than 5% of the Fund’s total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (3) shares of other investment companies.

3. Each Fund may not concentrate, other than the Real Estate Securities Fund, its investments in a particular industry, as that term is used in the 1940 Act, as interpreted or modified from time to time. The Real Estate Securities Fund will concentrate its investments in real estate companies, publicly-traded real estate development companies, real estate management companies, and publicly-traded companies involved in real estate related activities and industries (collectively, “Real Estate Industries Companies”).

Currently, each Fund (other than the Real Estate Fund) may not invest, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, 25% or more of its total assets, taken at market value at the time of purchase, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S.). This restriction shall not prevent the Fund from purchasing the securities of an issuer pursuant to the exercise of rights distributed to the Fund by the issuer, except that no such purchase may be made if, as a result, the Fund would no longer be a diversified investment company as defined in the 1940 Act and as interpreted or modified from time to time. The Funds will utilize the Bloomberg Industry Classification System in complying with this restriction on concentrating.

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4. Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities and as permitted under the 1940 Act as interpreted or modified from time to time.

5. Each Fund may not purchase or sell real estate including limited partnership interests (except that the Fund may invest in securities of companies which deal in real estate and securities secured by real estate or interests therein and the Fund reserves the right to hold and sell real estate acquired as a result of the Fund’s ownership of securities and except as otherwise permitted by the 1940 Act as modified or interpreted from time to time).

6. Each Fund may not purchase or sell commodities, except as permitted by the 1940 Act, as interpreted or modified from time to time.

Currently, each Fund is permitted to purchase or sell commodities as permitted by the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction. For purposes of this restriction, interest-rate, index and currency futures contracts options on such contracts and on stock indices and currencies, and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

7. Each Fund may not make loans to other persons, except (i) loans of portfolio securities; (ii) to the extent that entry into repurchase agreements and the purchase of debt investment instruments or interests in indebtedness in accordance with a Fund’s investment objective and policies may be deemed to be loans; and, (iii) as otherwise permitted by the 1940 Act as interpreted and modified from time to time.

Currently, a Fund may lend portfolio securities to broker-dealers and other financial institutions, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund’s net asset value.

“Non fundamental” Investment Restrictions. Each Fund has adopted the following additional “non-fundamental” restrictions that may be changed without stockholders’ approval, to the extent permitted by applicable law, regulation or regulatory policy:

1. Each Fund may not make short sales of securities, maintain short positions, except for short-term credits as are necessary for the clearance of transactions and in connection with transactions involving forward foreign currency exchange contracts, futures contracts and related options.

2. Each Fund may not enter into a repurchase agreement not terminable within seven days if the total of such agreements would be more than 5% of the value of each Fund’s total assets at the time of the agreement.

3. Each Fund may not invest in securities of other investment companies (other than in connection with a merger, consolidation, reorganization or acquisition of assets) except to the extent permitted by the 1940 Act and related rules and regulatory interpretations, provided, nevertheless, in these instances when computing both the advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested Australia/New Zealand, Africa Fund, Japan Fund and the Real Estate Securities Fund.

4. Each Fund may not purchase or retain for the Fund the securities of any issuer if those officers and Trustees of the Trust, or directors and officers of the Adviser, who individually own more than 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

5. Each Fund may not purchase from or sell to any of the officers and Trustees of the Trust, the Adviser, its principal underwriter or the officers and directors of the Adviser or principal underwriter, portfolio securities of the Fund.

6. Each Fund may not invest in oil, gas or other mineral leases or exploration or development programs (although it may purchase securities of issuers which own, sponsor or invest in such interests).

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7. Each Fund can pledge, mortgage or hypothecate its asset for the purpose of securing a Board approved loan.

8. Each Fund may not hold more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and in other illiquid securities.

With respect to non-fundamental restriction #8 above, to the extent a Fund’s investments in illiquid securities exceed the 15% threshold as a result of external circumstances (e.g., market movements) beyond the Fund’s control, all future purchases will be made toward coming back within that threshold.

RISK FACTORS

The descriptions of the types of risks associated with the various types of securities and investment techniques that FCA Corp may use in managing the Funds set forth below supplement the discussion of principal investment risks contained in the Funds’ prospectus. Where a particular type of risk is not discussed in the Funds’ prospectus, that type of risk is not a principal risk of investing in a Fund.

Investing in Foreign Markets and Securities

Investments by United States investors in securities of foreign issuers involve risks not associated with their investments in securities of United States issuers. Since the Funds invest in securities denominated or quoted in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between the foreign currencies and U.S. currency. Changes in currency exchange rates will influence values within the portfolio. Changes in currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to stockholders of the Funds. The foreign currencies of countries in which the Funds invest may not be fully exchangeable into United States dollars without legal restriction and may not trade on a floating basis against all major currencies. The rate of exchange between the United States currency and the foreign currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Funds may enter into forward foreign currency exchange contracts as a hedge against possible variations in the exchange rates between the United States currency and the foreign currencies. Such contracts are agreements to purchase or sell a specified currency at a specified future date (up to a year) and price. A Fund’s dealings in currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. No Fund is obligated to enter into these contracts and there is no guarantee any such contracts will achieve the desired objective.

There may be less publicly available information about foreign issuers than about United States issuers, and foreign issuers may be subject to uniform accounting, auditing and financial reporting standards and requirements not as well defined or different from those of United States issuers.

While the foreign securities markets are growing, they have substantially less trading volume than United States markets, and, as a result, securities are generally less liquid and their prices more volatile than securities of comparable United States issuers.

Brokerage commissions and other transaction costs in foreign countries may be higher than in the United States. There is generally less government supervision and regulation of business and industry practices of exchanges, brokers and issuers in foreign countries than there is in the United States. Delays in settling securities transactions may occur. This may, at times, make it difficult for a Fund to liquidate a previously established securities position. Settlement delays may result in the Fund experiencing delays in the receipt of dividends and interest. The Funds will rely on the expertise of the Custodian to help reduce these delays.

Although foreign countries in which the Funds invest may have relatively stable and friendly governments, there is the possibility of imposition of restrictions on repatriation and convertibility of Funds or other restrictions such as currency exchange controls, expropriation of assets, confiscatory taxation, imposition of foreign withholding taxes, political or social instability or diplomatic developments which could affect investments.

The Funds’ investment flexibilities may be further limited by restrictions on percentage of ownership by the residents of a country that may be applicable under foreign country law or corporate charters with respect to certain companies. Additionally, certain rights offerings to shareholders of foreign companies in which the Funds may invest may not be made available to the Funds as a United States shareholder if such an offer to a United States investor would require registration with the SEC.

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The operating expense ratio of the Funds can be expected to be higher than that of an investment company investing exclusively in securities of United States issuers since the expenses of the Funds (such as custodial, currency exchange, valuation and communications costs) are higher. Because of its emphasis on investments in foreign issuers, the Funds should be considered as a vehicle for diversification of investments and not as a balanced investment program.

Investments in foreign markets also subject the Funds to greater risk arising from managed currencies, higher inflation, less-developed capital markets and market economies, economic dependence on loans from international lending institution as well as foreign governments and institutions, less-developed systems of communication and transportation, the absence or the inadequacy of laws to protect investors and creditors, unstable governments and recently established less-developed economies emerging from total government control.

Investing in Emerging Markets. Each of the Global Fund, Africa Fund and Real Estate Securities Fund’s investments in foreign securities may be in developed countries or in countries considered by the Adviser to have developing or “emerging” markets. Such investments may involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Funds’ assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. Most emerging securities markets have substantially less volume and are subject to less governmental supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Adviser believes that these characteristics may be expected to continue in the future.

Investing in High-Yield/High-Risk Securities

Investing in debt securities that are rated below investment grade entails certain risks. Securities of this type are often referred to as “junk bonds.” These securities may be subject to potentially higher risks of default and greater volatility than other debt securities, including risks that the issuer may not be able to meet its obligation to repay principal or pay interest. High-yield securities involve a higher degree of credit risk than do investment-grade securities. Credit risk is the risk that the issuer will not be able to make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. In addition, the secondary market on which these types of securities trade may be more volatile or less liquid than the market for investment-grade securities.

Investments in high-yield securities involve a higher degree of financial and market risks that could result in substantial losses. High-yield securities may be more vulnerable than other corporate debt securities to real or perceived economic changes, political changes or adverse developments specific to the issuer. Issuers of such securities may have substantial capital needs and may be more likely to become involved in bankruptcy or reorganization proceedings. Among the potential problems involved in investments in such issuers is the fact that it may be more difficult to obtain current reliable information about the financial condition of such issuers. The market prices of such securities may be subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Unseasoned Companies

The Funds may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in emerging industries. These companies may be less actively followed by stock analysts and less information may be available on which to base stock price evaluations.

Investing in Real Estate.

In addition to the foregoing risks, because the Real Estate Securities Fund concentrates its investments in the Real Estate Industries, that Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: i) declines in

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the value of real estate, ii) risks related to general and local economic conditions, iii) dependency on management skill, iv) heavy cash flow dependency, v) possible lack of availability of mortgage funds and other borrowings, vi) overbuilding, vii) extended vacancies of properties, viii) increased competition, ix) increases in property taxes and operating expenses, x) changes in zoning laws, xi) losses due to costs resulting from the clean-up of environmental problems, xii) liability to third parties for damages resulting from environmental problems, xiii) casualty or condemnation losses, xiv) limitations on rents, xv) changes in neighborhood values and the appeal of properties to tenants, xvi) changes in interest rates and tax laws.

Investing in Real Estate Industries Companies. Investors also will be subject to certain risks associated with Real Estate Industries Companies. For example, the value of an investment in Real Estate Industries Companies that directly own real property may be affected by changes in the value of that property, while Real Estate Industries Companies that invest in mortgages and other debt instruments related to real estate may be affected by the quality of any credit extended. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If this happens, the Fund could lose money. Real Estate Industries Companies depend on management skills and generally may not be diversified. These Real Estate Industries Companies also are dependent on the income generated by the underlying properties to meet operating expenses, and they are subject to borrower default and to self-liquidation. In addition, some REITs possibly could fail to qualify for tax-free pass-through of income or to maintain their exemptions from registration under the 1940 Act.

The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REITs, particularly REITs that invest in mortgages, are subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans gradually will align themselves to reflect changes in market interest rates. This causes the value of these investments to fluctuate less dramatically in response to interest rate fluctuations than investments in fixed-rate obligations.

Special Considerations

The Japanese archipelago stretches along the northeastern coast of the Asian mainland, separated from it by the Sea of Japan. Japan is made up of four main islands - Hokkaido, Honshu, Shikoku and Kyushu - and some 3,900 smaller islands. The largest island is Honshu, which contains Japan’s major cities (Tokyo, Yokohama, Nagoya, Kyoto, Osaka and Kobe). New Zealand comprises two main narrow and mountainous islands, the North Island and the South Island, separated by Cook Strait, and a number of smaller outlying islands. The total land area is approximately 268,000 square kilometers. New Zealand has a cool temperate climate, strongly influenced by oceanographic factors. Japan and New Zealand have experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. A natural disaster, including an earthquake or tidal wave, could have a significant negative impact on the countries in which the Funds invest, and, in time, on the price of the securities of companies located in such countries.

Japan has few natural resources and much of Japan’s economy is dependent upon international trade. The country is a leading exporter of industrial machinery and automobiles as well as industrial and consumer electronics. Consequently, Japan’s economy and export growth are impacted by economic development of its trading partners, particularly the United States and the developing nations in Southeast Asia. Domestic or foreign trade sanctions or other protectionist measures could adversely impact a number of economies in which the Funds invest.

The continent of Africa is home to a number of the world’s poorest countries and much of the continent struggles with providing for basic necessities.

Wars, corruption, terrorism, genocide, religious intolerance, weak governments, foreign government involvement, government interference in the business sector by nationalization or excessive regulation, among others, lack of education, lack of healthcare, high levels of debt, and food shortages may lead to social unrest and disruptions of capital markets presenting a risk for investors.

The use of International Accounting Standards versus U.S. Generally Accepted Accounting Principles by some non-U.S. companies makes analysis of their financial performance more difficult for many U.S. investors.

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Abusive Trading Policy

Frequent short-term purchases, redemptions or exchanges in Fund Shares (market timing or frequent trading activities) may result in a dilution in the value of Fund Shares for other Shareholders. Such activity may create transaction costs that are borne by all Shareholders, may disrupt the orderly management of the Funds’ portfolio investments, and may affect the Funds’ cost and performance for other Shareholders. The Funds’ Board of Trustees has adopted policies to discourage such activities and has approved procedures to implement those policies. The Funds seek to monitor trading activity in the Funds’ Shares and examine a number of factors to detect trading patterns in Fund Shares, including (but not limited to) the frequency, size and/or timing of investors’ transactions in Fund Shares.

Each Fund reserves the right to reject any purchase or exchange order or to limit, suspend, and/or permanently terminate, the right to purchase or exchange Shares or the telephone order privilege from any investor or group of investors for any reason, without prior notice, including, in particular, if the Fund believes the trading activity in the account(s) would be disruptive to the Fund. The Fund may consider the trading history of accounts under common ownership or control in this determination, among other factors.

The Funds seek to apply their policies and procedures consistently to all Shareholders. While the Funds seek to identify and restrict market timing or frequent trading activities, the Funds receive purchase and redemption orders through financial intermediaries, retirement plans and other combined account arrangements. The Funds cannot in every case monitor trading that may be facilitated by the use of intermediaries or by the use of combined or omnibus accounts at those intermediary firms. For these reasons, such activities in a Fund’s Shares may occur despite the Funds’ policies to discourage such activities. The Funds or their agent may request representations of compliance with the Funds’ market timing or frequent trading procedures from parties involved in the distribution of Fund Shares and administration of Shareholder accounts.

The Funds’ abusive trading policies, in conjunction with the use of fair value pricing and application of the redemption fee, among other procedures, are intended to discourage such activities, although there can be no assurance that a Fund will eliminate such activities.

General Commodities-Related Risk

Should a Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals. Natural resources companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

PORTFOLIO TURNOVER

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Each Fund generally invests in equity securities with the view to hold them long-term. Each portfolio’s securities are generally evaluated on their long-term prospects. The Fund may experience higher or lower turnover ratios in certain years. Factors influencing portfolio turnover include, but are not limited to the following: rebalancing portfolio securities to take advantage of long-term opportunities and/or to reallocate between fixed income and equity securities; investing new Fund subscriptions; or selling securities to cover Fund redemptions. Higher levels of portfolio activity by a Fund may result in higher transaction costs and/or more realized gains or losses, the impact of which is borne by the Fund’s Shareholders.

The portfolio turnover rates for each Fund for the three most recent fiscal years ended October 31 were:

	2025	2024	2023
Australia/New Zealand Fund	8%	8%	6%
Africa Fund	1%	4%	6%
Japan Fund	6%	9%	12%
Global Fund	7%	4%	9%
Real Estate Securities Fund	9%	6%	14%

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MANAGEMENT OF THE FUNDS

Officers’ and Trustees’ Information

The Board of Trustees provides overall supervision of the affairs of the Funds. The Chairman of the Board of Trustees is Mr. John Akard, Jr., who is not an “interested person” of the Trust, within the meaning of the 1940 Act on the basis of his non-affiliation with the Funds or the Adviser, or its affiliated entities (an “Independent Trustee”). The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board of Trustee’s role with respect to risk oversight specifically. The committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters, as is more fully described below. The Board of Trustees also has frequent interaction with the service providers and Trust’s chief compliance officer (the “CCO”) with respect to risk oversight matters. The CCO reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board of Trustees depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board of Trustees on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Board of Trustees has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustee’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees and Executive Officers, and their principal occupations for the last five years are listed below. Each Trustee and Executive Officer acts in that capacity for each Fund of the Trust. The address of each Trustee is c/o Commonwealth International Series Trust, 791 Town & Country Blvd., Suite 250, Houston, Texas 77024. The term of office for each Trustee is until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Funds. Because the Funds do not hold an annual meeting of Shareholders, each Trustee will hold office for an indeterminate period.

The following table provides information regarding each Trustee who is an Independent Trustee.

Name, Address and Year of Birth	Position(s) Held With the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During the Past 5 years	Number of Portfolios in the Fund Complex Overseen by Trustee[1]	Other Directorships held by Trustee
John Akard, Jr. Birth year: 1966	Independent Trustee	Indefinite until successor is elected and qualified; since 2000.	Independent Trustee Attorney-CPA, Owner, John Akard Jr. P.C. (and its predecessor) (law firm), 1996 to present; Shareholder, 2014 to present, and of Counsel, 1999 to 2014, Coplen & Banks, P.C. (and its predecessor) (law firm).	Five (5)	None
Caroline Montalbano Birth year: 1980	Independent Trustee	Indefinite until successor is elected and qualified; since December 2024.	Principal, Meridian Compensation Partners LLC, October 2020 to present; Human Resource Director (most recent role from January 2017 – June 2020), Noble Energy; Senior Finance Manager (March 2014 – January 2017); Other leadership roles at Noble Energy (July 2010 to March 2014); CPA and Tax Consultant, PricewaterhouseCoopers, LLP	Five (5)	None
Anthony “Tony” Box, Jr. Birth year: 1968	Independent Trustee	Indefinite until successor is elected and qualified; since December 2024.	Partner and CPA, Gray Reed Advisory Services, January 2022 to present; Assistant United States Attorney, U.S. Attorney’s Office, Eastern District of Missouri, 2018 – 2022.	Five (5)	None

1	The “Fund Complex” consists of the Trust.

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The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held With the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During the Past 5 years	Number of Portfolios in the Fund Complex Overseen by Trustee[1]	Other Directorships held by Trustee
Robert Scharar[2] 791 Town & Country Blvd. Suite 250 Houston, TX 77024-3925 Birth year: 1948	President, Interested Trustee	Indefinite until successor elected and qualified; since 2000.	Investment manager/Attorney/CPA; CEO, Founder and Director of FCA Corp (investment Adviser), 1975 to present.	Five (5)	See Below [3]
Christina Doherty[4] Birth year: 1986	Interested Trustee	Indefinite until successor is elected and qualified; since December 2024.	Director of Financial Planning/Attorney/CPA; Vice-President, FCA Corp (Investment Adviser), 2019 to present; Tax Manager and other positions, Deloitte Tax LLP (2012 – 2019).	Five (5)	See Below[5]
Wesley Yuhnke 791 Town & Country Blvd. Suite 250 Houston, TX 77024-3925 Birth year: 1979	Executive Vice President	Since 2013	Portfolio manager, FCA Corp., 2002 – present.	N/A	N/A
Zachary P. Richmond 2 Easton Oval, Suite 300 Columbus, Ohio 43219 Birth year: 1980	Treasurer	Since 2015	Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC, December 2015 to present.	N/A	N/A
John H. Lively 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211 Birth year: 1969	Secretary	Since 2008	Attorney and Managing Partner, Practus, LLP (law firm), April 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm) March 2010 to April 2018.	N/A	N/A
William LeVay 791 Town & Country Blvd. Suite 250 Houston, TX 77024-3925 Birth year: 1955	Chief Compliance Officer	Since 2018	Chief Compliance Officer, FCA Corp, December 2012 to present.	N/A	N/A

1	The “Fund Complex” consists of the Trust.

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2	Robert Scharar is considered an “interested person” of the Funds as defined in the 1940 Act, as amended, because he is an officer of the Trust and an officer of the Trust’s investment adviser.
3	Mr. Scharar is also an officer, director and/or manager of the following companies: BHL, PLC, NICO Holdings, Ltd. (Malawi), NICO Capital (Malawi), Africap, LLC, First Commonwealth Holdings Corporation, First Commonwealth Mortgage Trust, Holly Mortgage Trust, subsidiary companies at some of the above, and other closely held entities.
4	Mrs. Doherty is considered an “interested person” of the Funds as defined in the 1940 Act, as amended, because she is an officer of the Trust’s investment adviser.
5	Mrs. Doherty is an officer of First Commonwealth Holdings Corporation (FCA Corp’s parent company). She is an officer of two closely held entities. She is currently an officer and director of the American Academy of Attorney-CPAs.

Board of Trustees

Trustee’s Responsibilities. The Board of Trustees’ primary responsibility is to represent the interests of each Fund’s Shareholders and to provide oversight of the management of each Fund.

The Trustees meet at least quarterly throughout the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. During the fiscal year ended October 31, 2025, the Board of Trustees conducted four (4) meetings (including regular and special board meetings) to deal with Fund matters. As part of the meeting process, the Independent Trustees reviewed the fees paid to the Adviser for investment advisory services and to the other administrative and shareholder service providers. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. The Trustees are assisted by the Funds’ independent registered public accounting firm and other independent experts retained from time to time for various purposes. The Independent Trustees regularly meet privately with counsel and other experts.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he/she was selected to serve as Trustee. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

John Akard, Jr. Mr. Akard is an Attorney & a CPA, practicing primarily law. As a lawyer, he is a shareholder of Coplen & Banks, P.C. and is admitted to practice by the State Bar of Texas, United States District Court for the Southern and Eastern Districts of Texas and the United States Court of Appeals for the Fifth Circuit. His law practice focuses on small business bankruptcy, probate & estate planning. While in public accounting, Mr. Akard’s clients included SEC regulated, publicly traded companies and small start-up businesses primarily in the telecommunications, regulated utilities and high-tech industries. He has been a Trustee of the Trust for over 20 years and thus possesses a strong understanding of the regulatory framework under which the Funds operate. He has also held various leadership positions with professional associations and charitable organizations including Past President of the American Academy of Attorney-CPAs, Board Member and Chair of the Finance Committee of the Episcopal Foundation of Texas and is currently serving as Senior Warden and Adult Formation Ministry Leader for St. Mary’s Episcopal Church Cypress, Texas.

Robert W. Scharar. Mr. Scharar has over 45 years of business experience in the investment business and possesses a strong understanding of the framework under which the Funds operate based on his years of service on the Board of Trustees. Mr. Scharar is also CEO, Founder and a Director of the Adviser. Mr. Scharar holds MBA, Juris Doctorate and LLM (Tax) degrees, and is a Certified Public Accountant, with extensive business experience.

Caroline Montalbano. Ms. Montalbano is a Certified Public Accountant and has over 15 years of experience in Finance, Accounting and Human Resources. She earned a Bachelor of Business Administration and Masters in Professional Accounting from the McCombs

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School of Business at the University of Texas at Austin. She possesses a strong understanding of the regulatory framework under which the Funds operate.

Anthony “Tony” Box, Jr. Mr. Box is an Attorney and Certified Public Accountant with over 25 years’ experience with extensive background in federal law enforcement, state and federal government investigations and tax audits. He possesses a strong fundamental understanding of the business and regulatory environment under which the Funds operate.

Christina Doherty. Mrs. Doherty is an Attorney and Certified Public Accountant with over 12 years of experience in tax and wealth management. Mrs. Doherty holds a Juris Doctorate degree (magna cum laude) from Michigan State University College of Law. She is the current President of the American Academy of Attorney-CPAs and has served on the Board of Directors since 2017. Mrs. Doherty is also Vice President of the Advisor. She possesses a strong understanding of the business and regulatory environment under which the Funds operate.

Committees

The Trust has two standing committees – the Audit/Compliance Committee and the Governance, Nomination and Compensation Committee.

The Trust’s Audit/Compliance Committee consists of the Independent Trustees. The Committee is responsible for (i) the appointment, compensation and oversight of registered public accounting firms and such firms must report directly to the Committee; (ii) reviewing the independence of such firms and the auditors assigned to the Funds, the scope of audit and internal controls. Considering and reporting to the Board on matters relating to the Funds’ accounting and financial reporting practices, reviewing the methods, scope and result of the audits and audit fees charged; (iii) engaging and determining the fee of counsel and other experts as it determines necessary; (iv) establishing procedures for the receipt, retention and treatment of complaints received by the Funds regarding accounting, internal accounting controls, or auditing matters, and the confidential anonymous submission by employees of the Adviser and/or the Administrator of concerns of questionable accounting or auditing matters; (v) receiving and reviewing periodic or special reports issued on exposure/controls, irregularities and control failures relating to the Trust; (vi) conducting discussions on matters relating to the Trust’s accounting and compliance as well as other Trust-related matters; and (vii) overseeing the compliance function and receiving regular reports and communications from the Trust’s chief compliance officer on compliance matters affecting the Trust and the Funds. During the fiscal year ended October 31, 2025, the Audit/Compliance Committee met four times.

The Governance, Nomination and Compensation Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nomination and Compensation Committee’s purposes, duties and powers are set forth in its written charter, which is included in Appendix B — the charter also describes the process by which shareholders of the Trust may make nominations to the Trust. During the fiscal year ended October 31, 2025, the Governance, Nomination and Compensation Committee met five times.

Trustee Fund Ownership:

The following sets forth ranges representing each Trustee’s beneficial ownership of Fund Shares as of December 31, 2025. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustees
Robert W. Scharar	Australia/New Zealand Fund	D
	Africa Fund	E
	Japan Fund	C
	Global Fund	D
	Real Estate Securities Fund	C
	Total		E

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Christina Doherty	Australia/New Zealand Fund	C
	Africa Fund	C
	Japan Fund	C
	Global Fund	C
	Real Estate Securities Fund	C
	Total		E
Independent Trustees
John Akard, Jr.	Australia/New Zealand Fund	C
	Africa Fund	C
	Japan Fund	C
	Global Fund	C
	Real Estate Securities Fund	C
	Total		E
Caroline Montalbano	Australia/New Zealand Fund	A
	Africa Fund	A
	Japan Fund	A
	Global Fund	A
	Real Estate Securities Fund	A
	Total		A
Anthony “Tony” Box, Jr.	Australia/New Zealand Fund	A
	Africa Fund	A
	Japan Fund	A
	Global Fund	A
	Real Estate Securities Fund	A
	Total		A

No Independent Trustee, or his or her immediate family members, owns a beneficial interest or is an owner of record in: (i) the Adviser or the distributor of the Funds, Ultimus Fund Distributors, LLC (the “Distributor”); or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with, the Adviser or Distributor of the Funds.

Remuneration

Each Independent Trustee receives compensation from the Funds for his or her services. Each Trustee receives $6,500 per quarter and Mr. Akard, as Chairman, receives $7,500 per quarter. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at Trustees’ educational seminars or conferences, service on industry or association committees, participation as a speaker at a Trustees’ conference or service on special Trustees task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance for their service to the Trust.

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The following table shows the aggregate compensation received by each Independent Trustee from a Fund and from all of the Funds as a group for the most recent fiscal year ended October 31, 2025.

	Aggregate Compensation From the
Name of Person / Position	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From Fund Complex Paid To Trustees (*)
John Akard, Jr., Trustee	$7,768	$2,760	$4,140	$11,088	$10,744	$0	$0	$36,500 (1)(2)
Caroline Montalbano, Trustee	$5,549	$1,995	$3,000	$7,874	$7,582	$0	$0	$26,000 (1)
Anthony “Tony” Box, Jr., Trustee	$5,549	$1,995	$3,000	$7,874	$7,582	$0	$0	$26,000 (1)

*	Company does not pay deferred compensation.
(1)	The “Fund Complex” consists of the Trust, which is comprised of the Funds described in this SAI.
(2)	Represents one payment of $6,500 for services provided as a Trustee during the third quarter of 2024, and four payments of $7,500 for services provided as Trustee and Chairman of the Board for the fourth quarter of 2024, and for the first, second and third quarters of 2025.

Trustees of the Board who are employees of the Adviser or its affiliates receive no direct compensation from the Funds, although they are compensated as employees of the Adviser, or its affiliates, and as a result may be deemed to benefit from the fees paid by each Fund. However, directors, officers or employees of the Adviser or the Funds’ administrator, Ultimus Fund Solutions, LLC (the “Administrator”) will be reimbursed for the travel expenses (or an appropriate portion thereof) relating to attendance at meetings of the Board or any of its committees.

Portfolio Managers

The Adviser has provided the Trust with the following information regarding each portfolio manager identified in the prospectus. The table below lists the number of other accounts managed by each such portfolio manager as of October 31, 2025 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the table also lists the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below the table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers’ compensation as of October 31, 2025.

Accounts Managed

	Other Accounts Managed	Accounts with respect to which the advisory fee is based on the performance of the account		Accounts with respect to which the advisory fee is not based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Robert W. Scharar	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	3	$104,325,855
	Other Accounts	0	$0	450	$432,572,926

Wesley Yuhnke	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	450	$432,572,926

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. In addition, potential conflicts of interest may arise where another account has the same investment objective as one or more of the Funds, whereby a portfolio manager could favor one account over another. Further, a potential conflict could include a

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portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades. The portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another. The Adviser has in place procedures that address investments in securities of companies on whose board a portfolio manager may serve.

However, the Adviser is not aware of any material conflicts of interest that exist in connection with the portfolio managers’ management of the portfolio and the investments of the other accounts included in the table above.

Compensation

The portfolio managers are compensated using the same methodology that applies to other employees of the Adviser. Employees receive a salary and health benefits, and may participate in a retirement plan upon meeting eligibility requirements. Individual bonuses are given based on a number of qualitative and quantitative factors. These factors include the completion of individual goals and objectives, judgment, communications skills, innovation and teamwork, and the Adviser’s profitability and revenues. Years of experience and level of responsibility also are factors in determining a potential bonus. This bonus is not tied directly to the performance of a Fund’s portfolio or to the performance of the other accounts included in the table above, i.e., there is no performance bonus.

Security Ownership

The following table shows the dollar range of equity securities of the Funds beneficially owned by the Portfolio Managers as of October 31, 2025.

Portfolio Manager	Australia/ New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Robert W. Scharar	$50,001 - $100,000	Over $100,000	$10,001 - $50,000	$50,001 - $100,000	$10,001 - $50,000
Wesley R. Yuhnke	$1 - $10,000	$1 - $10,000	$1 - 10,000	$1 - $10,000	$1 - $10,000

CODE OF ETHICS

The Trust, the Adviser, the Distributor and the Administrator each have adopted Codes of Ethics. These codes prohibit certain investments by their respective personnel subject to the codes in securities that may be purchased or held by the Fund. The Trust has also adopted a Code of Ethics for its Principal Executive Officers and Principal Financial Officers.

PROXY VOTING POLICIES

The Board of Trustees of the Trust have reviewed and adopted a proxy voting policy (the “Fund Proxy Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser. In the event of a conflict between the interest of Fund Shareholders and the Adviser, the Adviser will not exercise the delegated authority and will delegate such authority to the Chairman of the Audit/Compliance Committee. The Adviser shall make the economic best interest to Fund Shareholders its primary advisory consideration when voting proxies of the companies held in Fund accounts. The Adviser will vote, as a rule, only on matters which clearly have an economic impact and only when it is reasonably feasible to evaluate the proposal and cast an informed vote by the Adviser in accordance with the “Fund Proxy Policy”, found in its entirety in Appendix A.

In general, the Funds’ Proxy Policy is designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those of its shareholders. The Adviser will generally vote with company management on matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders, taken at face value, and on matters regarding the domicile of the company. On any matter, the Adviser may take management’s proposals under advisement and will consider each matter in light of the guidelines set forth in the Funds’ Proxy Policy.

The Adviser may abstain from voting from time to time where it determines the costs and time required or other factors associated with voting a proxy outweighs the benefits derived from exercising the right to vote. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval.

The Trust is required to file a Form N-PX, with its complete proxy voting record for each 12-month period ended June 30. The Trust’s Form N-PX filing is available without charge, upon request, by calling the Funds’ toll-free number, (888) 345-1898, by sending an email request to Fulfillment@ultimusfundsolutions.com, by visiting the Fund’s website at https://funddocs.filepoint.com/commonwealth/, and at the SEC’s website at www.sec.gov.

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INVESTMENT ADVISORY AGREEMENT

The Trust has entered into five separate Investment Advisory Agreements, on behalf of its five separate Funds (the Japan Fund, the Africa Fund, the Australia/New Zealand Fund, the Global Fund and the Real Estate Securities Fund) with the Adviser (each an “Advisory Agreement”). The Adviser manages the investment of the Funds’ assets and places orders for the purchase and sale of their portfolio securities. In connection with its responsibilities, the Adviser provides the Funds with research, analysis, advice, and economic and statistical data and judgments involving individual investments, general economic conditions and trends, and long-range investment policy.

The Adviser is controlled by Robert W. Scharar, the President of the Funds and the principal stockholder of the Adviser’s parent company, First Commonwealth Holding Company.

Under the Advisory Agreements, each Fund pays to the Adviser as compensation for the services rendered by it a fee, calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

During the three most recent fiscal years ended October 31, the Funds paid investment advisory fees, net of any fees waived or expenses reimbursed, as follows:

	AUSTRALIA/ NEW ZEALAND FUND	AFRICA FUND	JAPAN FUND	GLOBAL FUND	REAL ESTATE SECURITIES FUND
October 31, 2025	$90,570	$0	$0	$125,621	$120,307
October 31, 2024	$89,975	$0	$0	$126,432	$115,635
October 31, 2023	$99,427	$0	$0	$119,088	$95,782

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the respective Fund’s average daily net assets. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2027. The Adviser may recoup any waived amount and/or reimbursed expenses from the respective Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed the expense limitation in place at the time the fee was waived and/or expenses were reimbursed and such recoupment is made within three years after the year in which the Adviser incurred the expense.

For the fiscal years ended as indicated below, the Adviser waived management fees for the Africa Fund and Japan Fund. These waived management fees are subject to recoupment by the Adviser. The Africa Fund and the Japan Fund each have agreed to repay the Adviser for amounts waived by the Adviser pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived.

Management Fees Waived by Adviser

	Africa Fund	Japan Fund
October 31, 2025	$88,793	$103,227
October 31, 2024	$81,485	$93,739
October 31, 2023	$80,585	$94,303

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As of October 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts indicated below.

	Africa Fund	Japan Fund
Recoverable Through
October 31, 2026	$80,585	$94,303
October 31, 2027	$81,485	$93,739
October 31, 2028	$88,793	$103,227

The Advisory Agreements also provide that the Adviser shall not be liable to a Fund for any errors or losses unless such errors or losses result from willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Advisory Agreement.

The Advisory Agreements for the Funds, after an initial two year period, may be continued from year to year if specifically approved at least annually (a) by the Board of Trustees of the Trust or by vote of a majority of the Funds Shares and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that it shall terminate automatically in the event of its assignment (as such term is defined in the 1940 Act) and that it may be terminated without penalty by either party on 60 days written notice.

The Adviser shall not be required to pay any expenses of the Fund, other than those specifically allocated to the Adviser pursuant to the agreement. In particular, but without limiting the generality of the foregoing, the Adviser shall not be responsible, except to the extent of the reasonable compensation of the Fund’s employees that are Trustees, officers or employees of the Adviser whose services may be involved, for the following expenses of the Fund: organization and certain offering expenses of the Fund (including out-of-pocket expenses, but not including the Adviser’s overhead and employee costs); fees payable to the Adviser and to any other expenses; interest expenses; telephone, telex, facsimile, postage and other communications expenses; taxes and governmental fees; fees, dues and expenses incurred by or with respect to the Fund in connection with membership in investment company trade organizations; cost of insurance relating to fidelity coverage for the Fund’s officers and employees, fees and expenses of the Administrator or of any custodian, sub custodian, transfer agent, registrar, or dividend disbursing agent of the Fund; payments to the Administrator for maintaining the Fund’s financial books and records; other payments for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; expenses of preparing Share certificates and, except as provided below, other expenses in connection with the issuance, offering, distribution or sale of securities issued by the Fund; expenses relating to investor and public relations; expenses of registering and qualifying Shares of the Fund for sale; freight, insurance and other charges in connection with the shipment of the Fund’s portfolio securities; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other assets of the Fund, or of entering into other transactions or engaging in any investment practices with respect to the Fund; expenses of printing and distributing prospectuses, Statements of Additional Information, reports, notices and dividends to Shareholders; costs of stationery; any litigation expenses; costs of Shareholders and other meetings; the compensation and all expenses (specifically including travel expenses relating to the Trust business) of Trustees, officers and employees of the Trust who are not interested persons of the Adviser or Administrator; and travel expenses (or an appropriate portion thereof) of Trustees and officers of the Trust who are Trustees, officers or employees of the Adviser or the Administrator to the extent that such expenses relate to attendance at meetings of the Board of Trustees of the Trust or any committees thereof or Advisers thereto.

The Adviser shall not be required to pay expenses of any activity which is primarily intended to result in sales of Shares of the Fund if and to the extent that (i) such expenses are assumed or required to be borne by the Fund’s Distributor or some other party, or (ii) the Trust on behalf of the Fund shall have adopted a plan in conformity with Rule 12b-1 under the 1940 Act providing that the Fund (or some other party) shall assume some or all of such expenses. The Adviser shall be required to pay such of the foregoing sales expenses as are not assumed or required to be paid by the Distributor or some other party or are not permitted to be paid by the Fund (or some other party) pursuant to such a plan.

ADMINISTRATIVE SERVICES

Ultimus Fund Solutions, LLC, (“Ultimus” or the “Administrator”) located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as administrator and transfer agent for the Trust and also provides fund accounting services to the Trust. The Administrator assists in supervising all operations of the Trust and has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-CEN or any replacement forms therefor; compile data for, assist the Trust or its designee in the preparation of, and file all of the Trust’s federal and state tax returns and required tax filings other than those required to be made by the Custodian; prepare compliance filings pursuant to state securities laws with the advice of the Trust’s counsel; assist to the extent requested by the Trust with the Trust’s preparation of its

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Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Trust, including calculation of daily expense accruals; and generally assist in all aspects of the Trust’s operations. Additionally, the Administrator supports the Trust in maintaining its Fund Compliance Program including, but not limited to, providing support services to the Trust’s Chief Compliance Officer, including support for conducting an annual review of the Fund Compliance Program and reporting of the compliance policies and procedures of services provided to the Trust by the Administrator and affiliated service providers.

The Administrator also serves as transfer agent for the Trust. Pursuant to its agreement with the Trust, the Administrator, as the transfer agent, among other things, performs the following services in connection with the Trust’s Shareholders of record: maintenance of Shareholder records for the Trust’s Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares of each Fund on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, the Administrator provides certain fund accounting services to the Trust. The Administrator maintains the accounting books and records for the Trust, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Trust, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

The Administrator receives a fee from the Trust for its services provided under the Mutual Fund Services Agreement for administration, transfer agency and fund accounting services that is calculated daily and paid periodically based upon the amount of each Fund’s average daily net assets, subject to annual aggregate minimums. The Administrator also receives specific fees for individual services performed under the Agreement. For the fiscal year ended October 31, 2023, the Administrator received fees from the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund and Real Estate Securities Fund of $85,407, $31,053, $44,309, $99,604, and $82,932, respectively. For the fiscal year ended October 31, 2024, the Administrator received fees from the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund and Real Estate Securities Fund of $81,799, $34,521, $50,336, $108,622, and $98,766, respectively. For the fiscal year ended October 31, 2025, the Administrator received fees from the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund and Real Estate Securities Fund of $67,366, $27,563, $37,398, $91,578, and $90,089, respectively.

The Agreement with Ultimus may be terminated for good cause upon 30 days’ notice, for out of scope services upon 60 days’ notice or at the end of the term upon 90 days’ notice.

The Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the contractual arrangements with the Administrator relate, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR AND DISTRIBUTION PLANS

Ultimus Fund Distributors, LLC (“UFD” or the “Distributor”) located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the principal underwriter for each of the Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”). UFD is a wholly-owned subsidiary of Ultimus.

Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Trust, such continuance is approved at least annually (i) by the Trust’s Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any “assignment”, as that term is defined in the 1940 Act. The Distributor is obligated to sell the Shares of the Funds on a best efforts basis only against purchase orders for the Shares. Shares of the Funds are offered to the public on a continuous basis.

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The Distributor may enter into selling agreements with intermediaries that solicit orders for the sale of Shares. The Distributor receives an annual fee for its services under the Distribution Agreement with the Trust. The Distributor has entered into a Distribution Services Agreement with the Trust and the Adviser in connection with the Distributor’s services as distributor of the Trust pursuant to which the Adviser undertakes to pay the Distributor amounts owed to the Distributor under the terms of the Distribution Agreement to the extent that the Trust is not otherwise authorized to make such payments.

For the fiscal years ended October 31, 2023, 2024, and 2025, the Trust paid UFD distribution fees in the amount of $53,666, $54,401, and $56,839, respectively.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 of the 1940 Act. Each Plan is a type of plan known as a “reimbursement” plan because payments are made by the Fund in connection with the reimbursement of certain expenditures made by the Distributor. While the Plans permit each Fund to reimburse up to 0.35% of its average daily net assets to reimburse certain expenses in connection with the distribution of its Shares and provision of certain services to Shareholders, it is the intention of the Board of Trustees that the Funds currently only reimburse 0.25% under each Plan. If the Trustees’ intentions change on this matter, the Fund will amend or supplement the Prospectus. Out of the foregoing amount, each Fund is permitted to reimburse up to an aggregate of 0.25% of its average daily net assets to reimburse for certain Shareholder services. As required by Rule 12b-1, each Fund’s Plan was approved by a vote of the Fund’s Board of Trustees, and by a vote of the Trustees who are not “interested persons” of the Fund as defined under the 1940 Act and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”). As is also required by Rule 12b-1, the Board of Trustees reviews quarterly reports prepared on the amounts expended and the purposes for the expenditures. For the fiscal year ended October 31, 2025, the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund and Real Estate Securities Fund accrued and paid out the following amounts under their respective Plans: $30,190, $11,043, $16,017, $42,368 and $40,103, respectively. The table below represents the amounts paid by the Funds and/or the Adviser for the fiscal year ended October 31, 2025 as it relates to the following types of activities:

Australia/New Zealand Fund

Activity	Amount	Allocation
Advertising/Marketing	$7,489	16.83%
Printing and Mailing prospectus to potential investors	$0	0.00%
Compensation to Underwriter	$13,625	30.62%
Compensation to Broker-Dealers	$23,376	52.54%
Compensation to Sales Personnel	$0	0.00%
Interest, carrying, or other financing charges	$0	0.00%
Other	$0	0.00%

Africa Fund

Activity	Amount	Allocation
Advertising/Marketing	$2,299	20.94%
Printing and Mailing prospectus to potential investors	$0	0.00%
Compensation to Underwriter	$3,891	35.43%
Compensation to Broker-Dealers	$4,792	43.63%
Compensation to Sales Personnel	$0	0.00%
Interest, carrying, or other financing charges	$0	0.00%
Other	$0	0.00%

Japan Fund

Activity	Amount	Allocation
Advertising/Marketing	$3,579	21.94%
Printing and Mailing prospectus to potential investors	$0	0.00%
Compensation to Underwriter	$6,685	40.99%
Compensation to Broker-Dealers	$6,046	37.07%
Compensation to Sales Personnel	$0	0.00%
Interest, carrying, or other financing charges	$0	0.00%
Other	$0	0.00%

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Global Fund

Activity	Amount	Allocation
Advertising/Marketing	$9,360	23.39%
Printing and Mailing prospectus to potential investors	$0	0.00%
Compensation to Underwriter	$17,572	43.92%
Compensation to Broker-Dealers	$13,079	32.69%
Compensation to Sales Personnel	$0	0.00%
Interest, carrying, or other financing charges	$0	0.00%
Other	$0	0.00%

Real Estate Securities Fund

Activity	Amount	Allocation
Advertising/Marketing	$7,946	22.08%
Printing and Mailing prospectus to potential investors	$0	0.00%
Compensation to Underwriter	$15,065	41.85%
Compensation to Broker-Dealers	$12,982	36.07%
Compensation to Sales Personnel	$0	0.00%
Interest, carrying, or other financing charges	$0	0.00%
Other	$0	0.00%

The Plan Trustees expect that each Plan will enhance each Fund’s ability to expand distribution of its Shares. It is also anticipated that an increase in the size of the Funds will facilitate more efficient portfolio management and assist each Fund in seeking to achieve its investment objective.

Each Plan and any related agreements may be terminated at any time by a vote of the Plan Trustees or by a vote of a majority of each Fund’s outstanding voting securities. As required by Rule 12b-1, selection and nomination of the Independent Trustees for the Trust is committed to the discretion of the Independent Trustees.

Any change in a Plan that would materially increase the distribution expenses of the Fund requires Shareholder approval, but otherwise, a Plan may be amended by the Plan Trustees, including a majority of the Independent Trustees.

Each Plan will continue in effect for successive one-year periods provided that such continuance is specifically approved by a majority of the Plan Trustees, including a majority of the Independent Trustees. In compliance with the Rule, the Plan Trustees, in connection with both the adoption and continuance of each Plan, requested and evaluated information they thought necessary to make an informed determination of whether each Plan and any related agreements should be implemented, and they concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that each Plan and the related agreements will benefit each Fund and its Shareholders.

The Distributor may enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of each Fund’s Shares including, but not limited to, those discussed above.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that a Fund may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Adviser considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Fund or the Adviser.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

The Trust’s Board of Trustees has authorized the Adviser to cause each Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser that provide lawful and appropriate assistance to the Adviser in the performance of its decision-making responsibilities. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high-quality portfolio management services to the Funds. The Adviser undertakes that such higher commissions will not be paid by a Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser’s overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable State and Federal laws and regulations, and (c) in the opinion of the Adviser, the total commissions paid by each Fund are reasonable in relation to the expected benefits to each Fund over the long term. The investment advisory fee paid by each Fund under the Advisory Agreements is not reduced as a result of the Adviser’s receipt of research services.

The Adviser may not give consideration to sales of Shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place Fund transactions with brokers or dealers that promote or sell each Fund’s Shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Adviser places portfolio transactions for other advisory accounts. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Funds) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to a Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

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During the three most recent fiscal years ended October 31, the Funds paid brokerage commissions on portfolio trades as set forth below.

Fund	2025	2024	2023
Australia/New Zealand	$4,046	$12,254	$6,760
Africa Fund	$1,875	$1,249	$2,744
Japan Fund	$891	$534	$1,239
Global Fund	$1,862	$1,376	$3,305
Real Estate Securities Fund	$3,201	$2,558	$5,748

POLICY AND PROCEDURES FOR DISSEMINATION OF PORTFOLIO HOLDINGS

It is the policy of the Funds and their affiliates not to disclose portfolio holdings before such information is publicly disclosed to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to the Funds, rating and ranking organizations, and affiliated persons of the Funds, unless such disclosure is consistent with a Fund’s legitimate business purpose and the recipients are subject to a duty of confidentiality. The Funds have determined that disclosure is only permissible: (i) as required by law; (ii) to certain mutual fund rating and ranking organizations; (iii) to certain third party service providers to the Funds with a specific business reason to know the portfolio holdings of the Funds; and (iv) to securities lending agents and securities borrowers.

The Trust will make available to the public a complete schedule of the Funds’ portfolio holdings, as reported on a fiscal quarter basis. The Trust will file these quarterly portfolio holdings with the SEC on Form N-CSR or Form N-PORT, as applicable. The Trust’s Form N-CSR and Form N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Monthly portfolio holdings reports will be filed with the SEC on Form N-PORT and information reported on Form N-PORT for the third month of each Fund’s fiscal quarter will be made available 60 days after the end of each Fund’s fiscal quarter. In addition, each Fund’s portfolio holdings as of the end of the second and fourth fiscal quarter will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Trust and/or Adviser may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the complete portfolio holdings as of the end of each calendar quarter. The Trust will generally make this information available to the public on its website at www.commonwealthfunds.com approximately 30 days after the end of the calendar quarter and such information will remain available until new information for the next calendar quarter is posted. The Trust may also send this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities, such as Lipper or Morningstar; provided that the Trust will not send this information to shareholders of the Trust or analysts or rating and/or trading entities until such information has been publicly disclosed on the Trust’s website.

Officers of the Trust may authorize disclosure of the Funds’ portfolio securities in accordance with this policy only to mutual fund rating and ranking organizations, such as Lipper or Morningstar, or to certain third party service providers of the Funds, such as the Custodian, Administrator, and the Funds’ legal counsel, independent public accountant, and financial printer. The Trust’s Board has reviewed this policy and has designated the Trust’s chief compliance officer to be responsible for monitoring compliance with the policy. In consultation with the chief compliance officer, the Board reviews the Funds’ portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

Neither the Fund nor any affiliate may receive any compensation or consideration for the disclosure of the portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as custodial services.

Pursuant to the Custodian Agreement between the Trust and the Custodian, each Fund employs the Custodian as the custodian of its assets. The Custodian creates and maintains all records relating to each Fund’s activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the Custodian. Pursuant to the Custodian Agreement, the Custodian agrees it receives reasonable compensation for its services and expenses as custodian.

Following authorization by an officer of the Trust, the legal and compliance department of the Adviser or the Funds’ chief compliance officer must approve the disclosure of the Fund’s portfolio holdings to ensure that the disclosure is in the best interest of Fund Shareholders and that no conflict of interest exists between the Shareholders and the Funds or the Adviser.

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HOW TO BUY AND REDEEM SHARES

Shares of the Funds are sold in a continuous offering without a sales charge and may be purchased on any business day through authorized dealers, including the Distributor. Certain broker-dealers assist their clients in the purchase of Shares from the Distributor and charge a fee for this service in addition to a Fund’s public offering price.

After an order is received by the Distributor, Shares will be credited to a shareholder’s account at the net asset value next computed after an order is received. See “Determination of Net Asset Value.” Initial purchases must be at least $200; however, this requirement may be waived by the Funds for plans involving continuing investments. There is no minimum for subsequent purchases of Shares. No stock certificates representing Shares purchased will be issued. The Funds’ management reserves the right to reject any purchase orders if, in its opinion, it is in a Fund’s best interest to do so. See “Buying and Selling Shares” in the prospectus.

Generally, Shareholders may redeem their Shares by sending a written request, signed by the record owner(s), to the Fund at the following address:

Commonwealth International Series Trust

[Name of Fund]

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

In addition, certain expedited redemption methods are available. Accounts having a balance of less than $200 may be redeemed by a Fund in its sole discretion. (See “Buying and Selling Shares” in the prospectus.)

Redemptions in Kind

Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a “Rule 18f-1 Election”), and therefore, the Trust, on behalf of a Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

In any case where a distributing Fund determines to distribute redemption proceeds on an in-kind basis (other than in a case where that determination will apply to a class of shareholders or to all shareholders), the Fund will notify the redeeming shareholder as soon as reasonably practicable after making that determination. In a case where a distributing Fund determines to distribute redemption proceeds on an in-kind basis to a class of shareholders or to all shareholders, the Fund will take reasonable steps to provide public notice of such determination as soon as reasonably practicable after making that determination.

The Trustees, including a majority of the Independent Trustees, shall review no less frequently than quarterly all such redemption-in-kind transactions occurring in the previous quarter to determine whether each transaction complied with the Funds’ written policies and procedures, and the redemption was in the best interest of the redeeming Fund.

The redeeming Fund shall maintain and preserve for a period of not less than six years from the end of the fiscal year in which the redemption in kind occurs, the first two years in an easily accessible place, a copy of the Funds’ redemption in kind policy, as well as other records for each such redemption setting forth the identity of the redeeming shareholder, a description of the composition of the Fund’s portfolio immediately prior to the distribution, a description of each security distributed in-kind, the terms of the in-kind distribution; and the information or materials upon which the valuation as made.

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DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the Shares of each Fund is each Fund’s Net Asset Value (“NAV”) per Share determined after your order is received by the Fund. Unless a redemption fee is applied, the Fund pays you the full Share price when you sell Shares. The Funds impose a redemption fee on sales of Shares held fourteen (14) calendar days or less. See the “Redemption Fees” section for more information. In the case of Shares purchased or sold through intermediaries, such intermediary may charge fees that are in addition to those described in this prospectus.

The NAV of the Fund is determined once daily, normally at the close of business of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, and reflects the fair value of the Fund’s aggregate assets less its liabilities. On occasion, the NYSE closes before 4:00 p.m. Eastern time. When that happens, purchase and redemption orders received after the NYSE closes will be effective the following business day. Assets and liabilities denominated in foreign currencies are translated into U.S. currency using an exchange rate obtained from an independent third party. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Each Fund’s assets are valued primarily on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. If the Funds determine that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees. These procedures generally provide for using prices provided by an independent fair value service.

Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use a pricing model.

With respect to any portion of a Fund’s assets that is invested in one or more open-end investment management companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests. These funds’ prospectuses explain the circumstances under which the Funds may use fair value pricing and the effects of using fair value pricing.

Fair Value Pricing. The assets of the Funds are valued at fair value as determined in good faith by FCA Corp as the Funds’ Valuation Designee, under the supervision of the Board of Trustees. The Board of Trustees has delegated the responsibility of making fair value determinations to the Valuation Designee, subject to the Funds’ pricing policies. When pricing determinations are made, when no market quotations are available or when market quotations have become unreliable, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. All fair value determinations are made subject to the Board’s oversight.

Events affecting the value of foreign securities or instruments occur between the time at which they are determined and the close of trading on the NYSE. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. In the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Redemption Fees. A short-term trading redemption fee will be imposed (subject to limited exceptions described herein) on any Fund Shares that are sold (by redemption, whether voluntary or involuntary, or exchange) within fourteen (14) calendar days of their purchase. This redemption fee will equal 2.00% of the amount sold. Shares held for the longest period of time will be treated as being sold first and Shares held for the shortest period of time as being sold last. This fee is calculated on the value of the Shares being sold and will be collected (subject to limited exceptions described herein) by deduction from the sale proceeds or, if assessed after the sale transaction, by billing you.

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Unlike a sales charge or load paid to a broker or fund management company, this redemption fee is paid to the Fund. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Funds’ accounts, the Adviser or transfer agent may, in its sole discretion, determine that your trading activity is detrimental to the Funds, as described in the Funds’ “Abusive Trading Policy” section, and elect to reject or limit the amount, number, frequency or method available to you for requesting future (i) purchases into Funds and/or (ii) exchanges or redemptions out of the Funds.

For the fiscal year ended October 31, 2025, the Africa Fund, Global Fund and Real Estate Fund had contributions to capital due to redemption fees in the amount of $406, $1 and $198, respectively.

Redemptions Through Financial Intermediaries. As an investor in the Funds, you are subject to the 2.00% short-term trading redemption fee whether you are investing directly through the Distributor or you are investing in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a tax-deferred savings plan such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers or Participants.

Waiver/Exceptions/Changes. The Funds will waive the fee on redemptions of: (i) Shares acquired by reinvestment of dividends or other distributions of the Funds; (ii) Shares held in an account of certain qualified retirement plans; and (iii) in special circumstances, if a Fund determines that imposition of the fee would be inequitable or not in the best interests of its Shareholders.

Limitations on Collection. The Funds may have limitations in their ability to assess or collect the redemption fee on all Shares redeemed by Fund investors serviced by financial intermediaries on behalf of their customers. There are no assurances that the Funds will successfully identify all Shareholders of intermediaries or that intermediaries will properly assess redemption fees. For example, where a financial intermediary is not able or willing to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of redemption, the Funds may not be able to recover the redemption fees. Further, if Fund Shares are redeemed by a financial intermediary at the direction of its customer(s), the Funds may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

TAXES

The following is a brief and general summary (and is not intended as a substitute for careful tax planning) of certain material U.S. federal income tax considerations concerning each Fund and the purchase, ownership, and disposition of Shares and does not purport to be complete or to deal with all aspects of local, state, foreign or U.S. federal income taxation that may be relevant to Shareholders in light of their particular circumstances. The discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury Regulations promulgated thereunder, court decisions, published positions of the Internal Revenue Service (the “IRS”), and other applicable authorities -- all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). No assurance can be given that changes in existing laws or regulations or their interpretation will not occur after the date of this SAI or that any such future guidance or interpretation will not be applied retroactively.

The tax matters relating to each Fund are complex and are subject to varying interpretations. This summary is not tax advice and does not address all of the U.S. federal income tax consequences that may be relevant to a particular Shareholder or to Shareholders who may be subject to special treatment under the Code. No ruling has been or will be obtained from the IRS regarding any matter relating to the Shares, and no assurance can be given that the IRS would not assert a position contrary to any of the tax consequences described below.

The following discussion necessarily condenses or eliminates many details that might adversely and significantly affect some Shareholders and does not address the tax issues that may be important to certain types of Shareholders who are subject to special tax treatment such as Non-U.S. Shareholders (defined below) and tax-exempt entities. Accordingly, each prospective investor should consult with and rely solely on their own professional tax advisors with respect to the tax results of an investment in a Fund. Except as otherwise specifically noted, this general discussion does not discuss aspects of foreign, state or local taxation. In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or a Non-U.S. Shareholder. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes Shares of each Fund are held by U.S. Shareholders and that such Shares are held as capital assets.

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Prospective investors should consult their own tax advisors with regard to the U.S. federal income tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any local, state, foreign country or other taxing jurisdiction. No representation is made as to the tax consequences of the operation of any Fund.

U.S. Shareholder. A “U.S. Shareholder” is a beneficial owner of Shares of a Fund that for U.S. federal income tax purposes is considered:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust that has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

The Funds are only available to U.S. investors. A “Non-U.S. Shareholder” is a beneficial owner of Shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. Shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.

Election to Be Taxed as a RIC. Each Fund intends to qualify and remain qualified as a RIC under Subchapter M of the Code. There can be no assurance that they actually will so qualify. To so qualify, each Fund must satisfy certain requirements regarding its source of income, diversification of assets and distribution of earnings that are discussed further below.

Taxation as a RIC. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, each Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (b) net income derived from an interest in certain “qualified publicly traded partnerships” under the Code (the “Income Test”).

If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, generally it will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of each Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund’s total assets is invested in the securities, other than U.S. government securities or the securities of other RICs, of (a) one issuer, (b) two or more issuers that are controlled by each Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails this Asset Test, such RIC, in addition to other cure provisions previously permitted, has a six-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

Similarly, if a RIC fails this Asset Test and the failure is not de minimis, a RIC can cure the failure if: (a) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of corporate U.S. federal income tax (currently 21%) by the amount of net income generated during the period of Asset Test failure by the assets that caused the RIC to fail the Asset Test.

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If a Fund qualifies as a RIC and distributes to its Shareholders, for each taxable year, at least 90% of the sum of (a) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), such Fund will be relieved of U.S. federal income tax on any income of such Fund, including long-term capital gains, distributed to Shareholders. However, any ordinary income or capital gain retained by such Fund will be subject to U.S. federal income tax at regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

A RIC generally may carry forward net capital losses indefinitely and such losses will retain their original character (as short or as long-term). Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. As of October 31, 2025, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

Australia/New Zealand Fund		Africa Fund		Japan Fund
Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
$25,773	$64,853	$16,130	$945,997	$23,721	$—

Global Fund		Real Estate Fund
Short-term	Long-term	Short-term	Long-term
$—	$—	$—	$—

As of October 31, 2025, the Global Fund had $61,849 of qualified late-year ordinary losses, which were deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to Shareholders who, if subject to U.S. federal income tax on long-term capital gains, (a) will be required to include in income as long-term capital gain, their proportionate Shares of such undistributed amount, and (b) will be entitled to credit their proportionate Shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned by a Shareholder of the applicable Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the Shareholder’s gross income and the tax deemed paid by the Shareholder.

If a Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to Shareholders of such income and gain will not be deductible by such Fund in computing its U.S. federal taxable income. In such event, such Fund’s distributions, to the extent derived from such Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. Shareholders, and non-corporate U.S. Shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation if certain holding period and other requirements are satisfied. Distributions in excess of such Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of a U.S. Shareholder’s tax basis in its Shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, such Fund would be required to satisfy the Income Test, the Asset Test, and the Distribution Test for that year and distribute any earnings and profits from any year in which such Fund failed to qualify as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which such Fund failed to qualify as a RIC that are recognized within the subsequent five years, unless such Fund made a special election to pay corporate-level U.S. federal income tax on such built-in gain at the time of its re-qualification as a RIC. The remainder of this discussion assumes that each Fund qualifies as a RIC.

Each Fund will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% U.S. federal excise tax, the required minimum

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distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

Each Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated as having original issue discount (“OID”), such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants, such Fund must include in income each year a portion of the accrued OID over the life of the obligation regardless of whether cash representing such income is received by such Fund in the same taxable year. Because any accrued OID will be included in a Fund’s “investment company taxable income” for the year of accrual, a Fund may be required to make a distribution to its Shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by a Fund from the sale or exchange of warrants acquired by such Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long such Fund held a particular warrant. Upon the exercise of a warrant acquired by such Fund, such Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.

Taxation of U.S. Shareholders. Distributions paid to U.S. Shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. Shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares of the Fund. Such distributions (if designated by a Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. Shareholders to the extent that a Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of non-corporate U.S. Shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and qualified foreign corporations (which generally include foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (a “PFIC”). Distributions made to a U.S. Shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such U.S. Shareholder but retained by the Fund, are taxable to such U.S. Shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. Shareholder owned the Shares of the Fund. The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. Shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. Shareholder’s Shares of the Fund and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. Shareholder. A Fund is not required to provide written notice designating the amount of any qualified dividend income or Capital Gain Dividends and other distributions. The Forms 1099 sent to the U.S. Shareholders will instead serve this notice purpose.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between a Fund and the U.S. Shareholders and this may affect the U.S. Shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each Shareholder bear to the Funds’ taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If a Fund makes such an election, a U.S. Shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November, or December of any calendar year, payable to Shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. Shareholders on December 31 of the year in which the dividend was declared.

If the net asset value of Shares is reduced below a Shareholder’s cost as a result of a distribution by a Fund, that distribution generally will be taxable even though it represents a return of invested capital.

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Dispositions of Shares. Sales and other dispositions of the Shares, such as exchanges, of the Funds generally are taxable events. U.S. Shareholders should consult their own tax advisors with reference to their individual circumstances to determine whether any particular transaction in the Shares of a Fund is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of Shares of a Fund will generally result in capital gain or loss to the U.S. Shareholder equal to the difference between the amount realized and the Shareholder’s adjusted tax basis in the Shares sold or exchanged, and will be long-term capital gain or loss if the Shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividend) by such Shareholder with respect to such Shares. A loss realized on a sale or exchange of Shares of a Fund generally will be disallowed if other substantially identical Shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of U.S. corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. Shareholders, short-term capital gain is taxed at the rate applicable to ordinary income, while long-term capital gain generally is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Each Fund is required to report its Shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s Shareholders’ Consolidated Form 1099s.

The Funds have chosen average cost as their standing (default) tax lot identification method for all Shareholders. A tax lot identification method is the way the Funds will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing prices, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method Fund shares will be reported on a U.S. Shareholder’s Consolidated Form 1099 if the U.S. Shareholder does not select a specific tax lot identification method. U.S. Shareholders may choose a method different than a Funds’ standing method and will be able to do so at the time of their purchase or upon the sale of Shares.

The Funds and their service providers do not provide tax advice. U.S. Shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

Other Taxation. Distributions may be subject to U.S. state, local and foreign taxes, depending on each Shareholder’s particular situation.

Certain U.S. Shareholders, including individuals, estates and trusts, may be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of Shares of a Fund. U.S. Shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Retirement Accounts. Shares are available for purchase through certain retirement plans and accounts, including IRAs, Roth IRAs, SIMPLE IRAs and tax-sheltered annuities. Contributions to retirement plans are subject to specific eligibility and contribution limitations. U.S. Shareholders should consult their own tax advisors regarding the U.S. federal income tax consequences of opening, maintaining and withdrawing amounts from retirement plans and accounts.

Taxation of Fund Operations

Hedging Transactions. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for U.S. federal income tax purposes the amount, character and timing of recognition of any gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies, and gains from options, futures and forward contracts each Fund derives with respect to its business of investing in securities or foreign currencies, generally will be treated as qualifying income under the Income Test.

Certain of each Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things; (a) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (b) convert lower taxed long-term capital gain to higher taxed short-term capital gain or ordinary income; (c) convert an ordinary loss or a deduction to a capital loss (the deductibility of which is more limited), (d) cause a Fund to recognize income or gain without a corresponding receipt of cash; (e) adversely affect the timing as to when a purchase or sale of securities is deemed to occur; and (f) adversely alter the characterization of certain complex financial transactions. Each Fund will monitor its transactions and may make certain U.S. federal income tax elections to mitigate the effect of these rules and prevent its disqualification as a RIC.

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Foreign Securities. Dividends and interest each Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. However, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce such Fund’s distributions paid to the Shareholders. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, such Fund may elect to pass through to the Shareholders their pro rata share of foreign taxes paid by such Fund. If this election is made, such Fund may report more taxable income to the Shareholders than it actually distributes. The Shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain Shareholders). Such Fund will provide the Shareholders with the information necessary to claim this deduction or credit on their U.S. federal income tax returns if such Fund makes this election. Shareholders in these circumstances should consult their own tax advisors about the foreign tax credits and the procedures that they should follow to claim these credits.

A PFIC is any foreign corporation: (a) 75% or more of the gross income of which for the taxable year is passive income, or (b) the average percentage of the assets of which produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest, royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to the Fund Shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (a “QEF”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark to market the gains (and to a limited extent losses) in its PFIC holdings as though it had sold and repurchased its holdings in that PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to Shareholders and increase the distributions taxed to Shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds do not expect to be eligible to pass through to Shareholders a credit or deduction for such taxes.

Backup Withholding. The Funds generally are required to backup withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual Shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to properly certify to the Funds that he or she is not subject to such backup withholding. The backup withholding tax rate currently is 24%.

37

Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. If a Shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual U.S. Shareholder or $10 million or more for a corporate U.S. Shareholder, the Shareholder generally must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. U.S. shareholders should consult their own tax advisors to determine the applicability of these rules in light of their individual circumstances.

FATCA. Payments to a Shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares of a Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Funds may disclose the information that it receives from its Shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a Shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Possible Tax Law Changes. At the time that this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their Shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisors regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the Shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the management agreement with the Adviser. The following tables set forth information concerning such persons that, to the knowledge of the Trust’s Board of Trustees, owned, of record or beneficially, at least five percent of a Fund’s Shares as of February 5, 2026:

AUSTRALIA/NEW ZEALAND FUND

Name and Address	Percent of Ownership	Nature of Ownership
National Financial Services Corp. For Exclusive Benefit of our Customers 499 Washington Blvd. FL 5 Jersey City, NJ 07310	21.07%	Record

Lynda L. Buck Trustee Lynda L. Buck Living Trust 2215 Collins Lane Lakeland, FL 33803	6.26%	Record

Mary M. Barnes and James E. Barnes Trustee Mary M. Barnes Revocable Trust 3211 E 61st Place Tulsa, OK 74136	6.43%	Record

Ted L. Carelock/Ann B. Carelock 3429 Colgate Avenue Dallas, TX 75225	7.12%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	16.43%	Record

38

AFRICA FUND

Name and Address	Percent of Ownership	Nature of Ownership
National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Blvd., FL 5 Jersey City, New Jersey 07310	33.99%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	12.72%	Record

Morgan Stanley Smith Barney LLC FBO a customer of MSSB 1 New York Plaza New York, NY 10004	8.03%	Record

JAPAN FUND

Name and Address	Percent of Ownership	Nature of Ownership
National Financial Services Corp. 499 Washington Blvd. FL 5 Jersey City, New Jersey 07310	17.78%	Record

Mary M. Barnes and James E. Barnes Trustee Mary M. Barnes Revocable Trust 3211 E 61st Place Tulsa, OK 74136	6.24%	Record

Lynda L. Buck Trustee Lynda L. Buck Living Trust 2215 Collins Drive Lakeland, FL 33803	7.23%	Record

Ted L. Carelock and Ann B. Carelock 3429 Colgate Avenue Dallas, TX 75225	7.36%	Record

Charles Schwab Co Inc. 101 Montgomery St. Dept 122 San Francisco, CA 94104-4122	13.03%	Record

39

GLOBAL FUND

Name and Address	Percent of Ownership	Nature of Ownership
James & Mary Barnes Foundation Mary Barnes Trustee Lori Markes Trustee 3211 E 61st Place Tulsa, OK 74136	11.25%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	10.55%	Record

National Financial Services Group For the Exclusive Benefit of Our Customers 499 Washington Blvd. FL 5 Jersey City, New Jersey 07310	13.56%	Record

Lynda L. Buck Trustee Lynda L. Buck Living Trust 2215 Collins Lane Lakeland, FL 33803	11.09%	Record

REAL ESTATE SECURITIES FUND

Name and Address	Percent of Ownership	Nature of Ownership
Lynda L. Buck Trustee Lynda L. Buck Living Trust 2215 Collins Lane Lakeland, FL 33803	10.83%	Record

Mary M. Barnes and James E. Barnes Trustees Mary M. Barnes Revocable Trust 3211 E 61st Place Tulsa, OK 74136	7.93%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	11.52%	Record

Jim & Mary Barnes Foundation Mary Barnes Trustee Lori Markes Trustee 3211 E 61st Place Tulsa, OK 74136	6.14%	Record

National Financial Services Corp For the Exclusive Benefit of our Customers 499 Washington Blvd. FL 5 Jersey City, NJ 07310	21.78%	Record

As of February 5, 2026, the Trustees and Officers of the Trust combined owned less than 1% of the shares of each of the Australia/New Zealand Fund, Global Fund, Japan Fund, and Real Estate Securities Fund. As of February 5, 2026, the Trustees and Officers of the Trust combined owned approximately 1.25% of the shares of the Africa Fund.

40

OTHER INFORMATION

Custody of Assets. All securities owned by each Fund and cash from the sale of securities in the Funds’ investment portfolios are held by the Custodian, Fifth Third Bank, N.A., 38 Fountain Square, Cincinnati, Ohio 45263.

Shareholder Reports. Semi-annual reports are furnished to Shareholders, and annually the financial statements in such reports are audited by the independent registered public accounting firm.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, the independent registered public accountants for the Funds, perform annual audits of each Fund’s financial statements.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, is legal counsel to the Trust.

Transfer and Shareholder Servicing Agent. The Funds’ transfer and shareholder servicing agent is Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Chief Compliance Officer. William LeVay, serves as Chief Compliance Officer and plan manager under the Trust’s business recovery plan.

41

APPENDIX A

COMMONWEALTH INTERNATIONAL SERIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

REVIEWED AND APPROVED BY THE COMMONWEALTH INTERNATIONAL SERIES TRUST

BOARD OF TRUSTEES March, 2013

I. Proxy Policies

The Fund’s Advisor shall make the economic best interest of Fund’s Shareholders its primary advisory consideration when voting proxies of the companies held in Fund accounts. The investment Advisor shall be expected to vote, as a rule, only on matters which clearly have an economic impact and then only when it is reasonably feasible to evaluate the proposal and cast an informed vote. If the Advisor votes, the Advisor generally shall vote against any actions that would, in the Advisor’s opinion, reduce the rights or options of shareholders, reduce shareholder influence over the Board of Directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, the Funds believe in supporting the management of companies in which they invest and the Advisor will be expected to accord proper weight to the positions of a company’s Board of Directors and the Advisor’s portfolio managers that choose to invest in the companies.

A.	Boards of Directors

A proxy, if cast, will normally support management nominees.

In general the Fund believes that, a board that has at least a majority of independent directors is integral to good corporate governance. Key Board committees, including audit, compensation and nominating committees, should be completely independent.

There are some nominations for directors that should result in votes being withheld. These instances include directors who are known to:

1. Enact egregious corporate governance policies or failed to replace management, as appropriate;

2. Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

3. Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors will not be cast unless it is reasonably feasible to evaluate the nominees. They must be evaluated on a case-by-case basis, considering factors such as:

1. Long-term financial performance of any company attempting a takeover;

2. Management’s track record;

3. Portfolio Manager’s assessment;

4. Qualifications of director nominees (both slates);

5. Evaluation of what each slate is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and/or

6. Background to the Proxy contest.

B.	Independent Auditors

A company should limit its relationship with its auditors to the audit engagement and certain closely-related activities that do not, in the aggregate, raise an appearance of impaired independence. The Advisor will not vote or will support the reappointment of the company’s auditors unless:

1. It is clear that the auditors will not be able to fulfill their function;

2. There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

3. The auditors have a significant issue or relationship with the issuer that compromises the auditors’ independence.

C.	Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the long-term interests of shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. The Advisor will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive. If reasonably feasible to cast an informed vote:

1. The Advisor will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are not acquired for materially less than fair market value.

2. The Advisor will vote for proposals to re-price options if there is a value-for value (rather than a share-for-share) exchange.

3. We will generally support the Board’s discretion to determine and grant appropriate cash compensation and severance packages.

D.	Corporate Matters

The Advisor will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case-by-case basis, considering the impact of the changes on corporate governance and share-holder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns. If reasonably feasible to cast an informed vote, the Advisor will be expected to generally vote for:

1. Acquisition proposals that Portfolio Managers believe, based on their review of the materials, will result in financial gain to the portfolio and merger proposals that have operating benefits, a fair offer price, favorable prospects for the combined companies and will not have a negative impact on corporate governance or shareholder rights.

2. Proposals to increase common share authorization for a stock split.

3. Proposals to institute open-market share repurchase plans

E.	Shareholder Proposals

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The Advisor shall generally support the Board’s discretion regarding shareholder proposals and review shareholder proposals only if reasonably feasible and on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request. If reasonably feasible to cast an informed vote, the Advisor shall be expected to generally vote for a proposal that is designed to protect or expand shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

F.	Proxy Voting Record

The Advisor is responsible for proxy voting on behalf of the Funds. On at least an annual basis the Advisor shall provide the Funds CCO a certification confirming proxies were voted in accordance with the policies and procedures disclosed in the Funds SAI. In addition, at a minimum, the Funds shall:

■	file its complete proxy voting record with the SEC on August 31st on SEC Form N-PX annually.

■	disclose in its statement of additional information the policies and procedures that it uses to vote proxies relating to portfolio securities.

■	make available to shareholders, either on its website or upon request, the record of how the Trust voted proxies relating to portfolio securities.

■	disclose in its annual and semi-annual reports to shareholders and in its registration statement the methods by which shareholders may obtain information about the Funds’ proxy voting policies and procedures and the Funds’ proxy voting record.

APPENDIX B

COMMONWEALTH INTERNATIONAL SERIES TRUST

GOVERNANCE, NOMINATION AND COMPENSATION COMMITTEE CHARTER

1. Members. The Board of Trustees shall appoint a Governance, Nomination and Compensation Committee (GNC) of at least three members, consisting entirely of independent trustees of the Board, and shall designate one member as chairperson or delegate the authority to designate a chairperson to the GNC. Members of the GNC shall be appointed by the Board of Trustees upon the recommendation of a majority of the independent Trustees. “Independent trustees” are those trustees who are not interested persons of the Fund as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940 and the rules promulgated thereunder.

2. Purposes, Duties and Responsibilities.

The purposes of the Governance, Nomination and Committee shall be to:

(i)	Represent and assist the Board of Trustees in discharging its responsibility to oversee the composition of the board;

(ii)	Assess whether it is in the best interest of the Funds’ shareholders to increase or decrease the number of trustees;

(iii)	Determine and assess the qualification of potential candidates, when it is determined that additional trustees are warranted, and when there is a vacancy of one or more trustees;

(vi)	Evaluate potential candidates and recommend to the board of trustees or shareholders a nominee to fill any such additional or vacant trustee positions;

(vii)	Review “best practices” in corporate governance and rule changes and developments regarding fund governance;

(viii)	Ensure that any changes in trustee composition complies with any and all laws governing qualifications and number of independent trustees and the proportionality thereof to the board as a whole, through the assistance of legal counsel; and,

(ix)	Review board compensation annually vis-à-vis best practices in the fund community.

Among its specific duties and responsibilities, the Governance, Nomination and Compensation Committee shall:

(i)	Be directly responsible, in its capacity as a committee of the Board, for the appointment of Trustees;

(ii)	Establish policies and procedures for the engagement of outside search firms, if required to provide potential candidates;

(iii)	Meet on at least an annual basis to review current needs, undertake board self assessments and other activities as required; and

(iv)	Evaluate compensation of each trustee taking into consideration the duties, responsibilities and risks associated with serving as a trustee;

(v)	Review and discuss with management succession plans and strategy for the board composition;

(vi)	Monitor issues of “best practices” regarding fund governance.

B-1

3. Outside Advisors. The GNC shall have the authority to retain such outside counsel, experts and other advisors as it determines appropriate to assist it in the performance of its functions and shall receive appropriate funding, as determined by the GNC, from the Funds for payment of compensation to any such advisors.

4. Meetings. The GNC shall meet at least one time per year, either in person or telephonically, and at such times and places as the GNC shall determine. The GNC shall meet separately in executive session, periodically, with management and the Funds’ legal counsel. The GNC shall report regularly to the full Board of Trustees with respect to its activities. The majority of the members of the GNC shall constitute a quorum.

As adopted: December 8, 2006,

as amended May 7, 2019

B-2

COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf of its Series,

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND,

AFRICA FUND,

COMMONWEALTH JAPAN FUND,

COMMONWEALTH GLOBAL FUND

COMMONWEALTH REAL ESTATE SECURITIES FUND

________________

OTHER INFORMATION

(PART C TO REGISTRATION STATEMENT NO. 33-06867)

Item 28. Exhibits

(a)(1)	Declaration of Trust as amended and restated dated December 29, 1986.[2]

(a)(2)	Amendment to Trust from July, 1990 to establish and designate separate series of funds known as European Plus Fund, Framlington International Fund, Nikko Japan Tilt Fund and the International Value Fund.[2]

(a)(3)	Amendment of Trust from July, 1991 to establish and designate a separate series known as the New Zealand Fund.[2]

(a)(4)	Amendment to Declaration of Trust and Redesignation of Series dated October 7, 2000 amending the name of the Trust to Commonwealth International Series Trust.[1]

(a)(5)	Amendment and Restatement to Declaration of Trust dated December 14, 2001 to establish and designate a separate series known as the Global Fund.[2]

(a)(6)	Amendment of Trust dated May 16, 2003 to establish and designate separate series known as the Real Estate Securities Fund.[3]

(a)(7)	Amendment of Trust dated October 7, 2011 to establish and designate separate series known as the Africa Fund.[7]

(b)(1)	By-Laws.[2]

(b)(2)	Amendment to By-Laws dated September 29, 1986.[2]

(b)(3)	Amendment to By-Laws dated July 24, 1989.[5]

(c)	Articles IV, V, VI, VII and VIII of the Declaration of Trust, as amended, and Article III of the By-Laws define the rights of the shareholders. The Trust does not generally issue share certificates, although it reserves the right to do so in the future. No other instruments define the rights of shareholders. [2,3]

(d)(1)	Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of Commonwealth Australia/New Zealand Fund, and FCA Corp.[2]

(d)(2)	Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of Commonwealth Japan Fund, and FCA Corp.[2]

(d)(3)	Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of Commonwealth Global Fund, and FCA Corp.[2]

(d)(4)	Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of Commonwealth Real Estate Securities Fund, and FCA Corp.[3]

(d)(5)	Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of the Africa Fund and FCA Corp.[7]

(d)(6)	First Amendment to Investment Advisory Agreement between Commonwealth International Series Trust, on behalf of the Africa Fund, and FCA Corp.[10]

(e)(1)	Distribution Agreement between UMB Distribution Services, LLC and the Commonwealth International Series Trust.[6]

(e)(2)	Form of Dealer Agreement between UMB Distribution Services, LLC and various intermediaries.[6]

(e)(3)	Amendment to Schedule A of the Distribution Agreement between UMB Distribution Services, LLC and the Commonwealth International Series Trust.[7]

(e)(4)	Distribution Agreement between Unified Financial Securities, Inc. and Commonwealth International Series Trust.[10]

(e)(5)	Distribution Agreement between Unified Financial Securities, LLC and Commonwealth International Series Trust.[10]

(e)(6)	Distribution Agreement between Unified Financial Securities, LLC, Commonwealth International Series Trust and FCA Corp dated December 19, 2018 and effective November 1, 2018.[13]

(e)(7)	Distribution Agreement between Unified Financial Securities, LLC, Commonwealth International Series Trust and FCA Corp dated February 1, 2019.[13]

(e)(8)	Distribution Agreement between Ultimus Fund Distributors, LLC, Commonwealth International Series Trust and FCA Corp dated December 31, 2019.[14]

(e)(9)	Distribution Agreement between Ultimus Fund Distributors, LLC, Commonwealth International Series Trust and FCA Corp dated July 1, 2025 – filed herewith.

(f)	None.

(g)(1)	Custodian Agreement between Commonwealth International Series Trust and Fifth Third Bank.[10]

(g)(2)	Global Custody Addendum to the Custodian Agreement between Commonwealth International Series Trust and Fifth Third Bank.[11]

(g)(3)	Amendment to Custodian Agreement between Commonwealth International Series Trust and Fifth Third Bank.[10]

(h)(1)	Administration and Fund Accounting Agreement between UMB Fund Services, Inc. and Commonwealth International Series Trust.[6]

(h)(2)	Amendment to Schedule A of the Administration and Fund Accounting Agreement between UMB Fund Services, Inc. and Commonwealth International Series Trust.[7]

(h)(3)	Transfer Agency Agreement between UMB Fund Services, Inc. and Commonwealth International Series Trust.[6]

(h)(4)	Amendment to Schedule A of the Transfer Agency Agreement between UMB Fund Services, Inc. and Commonwealth International Series Trust.[7]

(h)(5)	Fee Reduction Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Commonwealth Japan Fund.[9]

(h)(6)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund.[9]

(h)(7)	Mutual Fund Services Agreement between Huntington Asset Services, Inc. and Commonwealth International Series Trust.[10]

(h)(8)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund.[10]

(h)(9)	Amendment to Amended and Restated Revolving Credit Agreement between Commonwealth International Series Trust and Fifth Third Bank.[11]

(h)(10)	Revolving Line of Credit Renewal between Commonwealth International Series Trust and Fifth Third Bank.[11]

(h)(11)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund.[11]

(h)(12)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund effective as of March 1, 2018.[12]

(h)(13)	Master Services Agreement between Ultimus Fund Solutions, LLC and Commonwealth International Series Trust dated August 15, 2018.[13]

(h)(14)	Amendment to Amended and Restated Revolving Credit Agreement between Commonwealth International Series Trust and Fifth Third Bank dated July 31, 2018.[13]

(h)(15)	Amendment to Second Amended and Restated Pledge and Security Agreement between Commonwealth International Series Trust and Fifth Third Bank dated July 31, 2018.[13]

(h)(16)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund effective March 1, 2019.[13]

(h)(17)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund effective March 1, 2020.[14]

(h)(18)	Amendment to Master Services Agreement between Ultimus Fund Solutions, LLC and Commonwealth International Series Trust dated June 1, 2019.[14]

(h)(19)	Amendment to Master Services Agreement between Ultimus Fund Solutions, LLC and Commonwealth International Series Trust dated January 1, 2020.[14]

(h)(20)	Amendment to Amended and Restated Revolving Credit Agreement dated July 31, 2020 between Fifth Third Bank and Commonwealth International Series Trust.[15]

(h)(21)	Amendment to Master Services Agreement between Ultimus Fund Solutions, LLC and Commonwealth International Series Trust dated August 1, 2020.[15]

(h)(22)	Amendment to Master Services Agreement between Ultimus Fund Solutions, LLC and Commonwealth International Series Trust effective February 2, 2021.[15]

(h)(23)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund effective March 1, 2021.[15]

(h)(24)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund effective March 1, 2022.[16]

(h)(25)	Chief Compliance Officer Agreement between Commonwealth International Series Trust and William LeVay.[16]

(h)(26)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund effective March 1, 2023.[17]

(h)(27)	Amendment to Master Services Agreement, Fund Accounting and Fund Administration Fee Letter, Transfer Agent and Shareholder Services Fee Letter between Commonwealth International Series Trust and Ultimus Fund Solutions, LLC dated April 5, 2022 and effective April 1, 2022.[17]

(h)(28)	Amendment to Revolving Note and Amendment to Amended and Restated Revolving Credit Agreement each dated July 31, 2022 between Commonwealth International Series Trust and Fifth Third Bank.[17]

(h)(29)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund effective March 1, 2024. [18]

(h)(30)	Chief Compliance Officer Agreement between Commonwealth International Series Trust and William LeVay dated January 1, 2023. [18]

(h)(31)	Tailored Shareholder Report Services Addendum dated May 1, 2024 to the Master Services Agreement between the Ultimus Fund Solutions, LLC and Commonwealth International Series Trust.[19]

(h)(32)	Amendment to Revolving Note and Amendment to Amended and Restated Revolving Credit Agreement each dated July 31, 2024 between Commonwealth International Series Trust and Fifth Third Bank.[19]

(h)(33)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund dated March 1, 2025.[19]

(h)(34)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund dated March 1, 2026 – filed herewith.

(h)(35)	Chief Compliance Officer Agreement dated January 1, 2026 – filed herewith.

(i)	Opinion and Consent, Practus LLP – filed herewith.

(j)	Consent of Independent Registered Public Accounting firm, Cohen & Company, Ltd. - filed herewith.

(k)	None.

(l)	None.

(m)(1)	Amended Service and Distribution Plan pursuant to Rule 12b-1 for Commonwealth Japan Fund.[8]

(m)(2)	Amended Service and Distribution Plan pursuant to Rule 12b-1 for Commonwealth Australia/New Zealand Fund.[8]

(m)(3)	Amended Service and Distribution Plan pursuant to Rule 12b-1 for Commonwealth Global Fund.[8]

(m)(4)	Amended Service and Distribution Plan pursuant to Rule 12b-1 for Commonwealth Real Estate Securities Fund.[8]

(m)(5)	Service and Distribution Plan pursuant to Rule 12b-1 for Africa Fund.[8]

(n)	None.

(o)	Reserved.

(p)(1)	Code of Ethics of Ultimus Fund Distributors, LLC.[18]

(p)(2)	Reserved.

(p)(3)	Reserved.

(p)(4)	Reserved.

(p)(5)	Reserved.

(p)(6)	Code of Ethics of Commonwealth International Series Trust.[13]

(p)(7)	Code of Ethics of FCA Corp.[13]

Powers of Attorney of Jack Ewing, Kathleen Kelly and John Akard, Jr.[5]
(q)(1)	Powers of Attorney of John Akard, Jr., Anthony Box, Jr., Caroline Montalbano and Christina Doherty.[19]

1.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on February 28, 2001 (File No. 033-06867).

2.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on October 15, 2002 (File No. 033-06867).

3.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on November 21, 2003 (File No. 033-06867).

4.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on February 28, 2008 (File No. 033-06867).

5.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on March 2, 2009 (File No. 033-06867).

6.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on February 28, 2011 (file No. 033-06867).

7.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on November 1, 2011 (file No. 033-06867).

8.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed on February 28, 2014 (file No. 033-06867).

9.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on February 27, 2015.

10.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on February 26, 2016.

11.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on February 28, 2017.

12.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2018.

13.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on February 28, 2019.

14.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on February 28, 2020.

15.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on February 26, 2021.

16.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on February 28, 2022.

17.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on February 28, 2023.

18.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on February 28, 2024.

19.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 28, 2025.

**	To be filed by amendment.

Item 29. Persons Controlled by or under Common Control with Registrant

Registrant does not control and is not under common control with any person.

Item 30. Indemnification

The Declaration of Trust of the Registrant includes the following:

“Section 4.3. Mandatory Indemnification.

(a)       Subject to the exceptions and limitations contained in paragraph (b) below:

(i)       every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)       the words “claim”, “action”, “suit”, or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)       No indemnification shall be provided hereunder to a Trustee or officer:

(i)       against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)       with respect to an matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii)       in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(a)	by the court or other body approving the settlement or other disposition; or

(b)	based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (2) written opinion of independent legal counsel.

(c)       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)       Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)       such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)       a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Declaration of Trust, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any trustee or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment advisor or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the Investment Company Act of 1940, as amended, and other applicable federal securities laws and regulations.

(e) Sections 11.3 and 11.4 of the Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC provide that:

Indemnification

A.	Each party (the “Indemnifying Party”) agrees to indemnify, defend, and protect the other party, including its trustees or directors, officers, employees, and other agents (collectively, the “Indemnitees”), and shall hold the Indemnitees harmless from and against any actions, suits, claims, losses, damages, liabilities, and reasonable costs, charges, expenses (including attorney fees and investigation expenses) (collectively, “Losses”) arising directly or indirectly out of (1) the Indemnifying Party’s failure to exercise the standard of care set forth above unless such Losses were caused in part by the Indemnitees own willful misfeasance, bad faith or gross negligence; (2) any violation of Applicable Law by the Indemnifying Party or its affiliated persons or agents relating to this Agreement and the activities thereunder; and (3) any material breach by the Indemnifying Party or its affiliated persons or agents of this Agreement.

B.	Notwithstanding the foregoing provisions, the Trust, a Fund, or the Advisor shall indemnify Distributor for Distributor’s Losses arising from circumstances under Section 11.2.A.

C.	Upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim or to defend against said claim in its own name or in the name of the other party. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party’s prior written consent.

Dealer Agreement Indemnification

A.	Distributor acknowledges and agrees that certain dealers require that Distributor enter into dealer agreements (the “Non-Standard Dealer Agreements”) that contain certain representations, undertakings, and indemnification that are not included in the Distributor’s standard dealer agreement (the “Standard Dealer Agreement”).

B.	To the extent that Distributor is requested or required by the Trust to enter into any Non- Standard Dealer Agreement, the Trust shall indemnify, defend and hold the Distributor Indemnitees free and harmless from and against any and all Losses that any Distributor Indemnitee may incur arising out of or relating to (a) the Distributor’s actions or failures to act pursuant to any Non-Standard Dealer Agreement; (b) any representations made by the Distributor in any Non-Standard Dealer Agreement to the extent that the Distributor is not required to make such representations in the Standard Dealer Agreement; or (c) any indemnification provided by the Distributor under a Non-Standard Dealer Agreement to the extent that such indemnification is beyond the indemnification the Distributor provides to intermediaries in the Standard Dealer Agreement. In no event shall anything contained herein be so construed as to protect the Distributor Indemnitees against any liability to the Trust or its shareholders to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of Distributor’s obligations or duties under the Non-Standard Dealer Agreement or by reason of Distributor’s reckless disregard of its obligations or duties under the Non-Standard Dealer Agreement.

Item 31. Business and Other Connections of Investment Advisor

The only activity of the Registrant’s investment advisor, FCA Corp, prior to the date hereof has been that of investment advisor and financial and business planners to profit sharing plans, charitable institutions, individuals and other entities.

Except as set forth in this paragraph, the only employment of a substantial nature of FCA Corp’s directors and officers is with FCA Corp and its affiliated companies. Reference is also made to the caption “General Information – The Funds’ Portfolio Managers” in the Prospectus which comprises Part A of the Registration Statement and to the caption “Management of the Funds – Officers’ and Trustees’ Information” of the Statement of Additional Information which comprises Part B of the Registration Statement.

Item 32. Principal Underwriters

(a)	The principal underwriter for the Registrant is Ultimus Fund Distributors, LLC (“UFD” or the “Distributor”). UFD also acts as principal underwriter for the following investment companies:

Axxes Private Markets Fund

Axxes Opportunistic Credit Fund

Beacon Pointe Multi-Alternative Fund

Booster Income Opportunities Fund

Bruce Fund, Inc.

CM Advisors Family of Funds

Caldwell Orkin Funds, Inc.

Cantor Select Portfolios Trust

Cantor Fitzgerald Infrastructure Fund

Capitol Series Trust

CAZ Strategic Opportunities Fund

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Exchange Place Advisors Trust

Fairway Private Equity & Venture Capital Opportunities Fund

Fairway Private Markets Fund

Flat Rock Enhanced Income Fund

Flat Rock Core Income Fund

Flat Rock Opportunity Fund

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

Johnson Mutual Funds

Lind Capital Partners Municipal Credit Income Fund

MidBridge Private Markets Fund

MSS Series Trust

New Age Alpha Funds Trust

New Age Alpha Variable Funds Trust

Oak Associates Funds

OneAscent Capital Opportunities Fund

OneFund Trust

Papp Investment Trust

Peachtree Alternative Strategies Fund

Plumb Funds

Prospect Enhanced Yield Fund

Private Debt & Income Fund

RM Opportunity Trust

Schwartz Investment Trust

Segall Bryant & Hamill Trust

The Cutler Trust

The Investment House Funds

Williamsburg Investment Trust

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

XD Fund Trust

Yorktown Funds

83 Investment Group Income Fund

UFD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). UFD’s main address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(b)       Information about Officers of UFD is as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Stephen L. Preston	Vice President, Financial Operations Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	None
Douglas K. Jones	Vice President	None
Melvin Van Cleave	Chief Information Security Officer	None

The principal business address of UFD’s officers is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

(c)       Not Applicable

Item 33. Location of Accounts and Records

FCA Corp, the Registrant's investment advisor is located at 791 Town & Country Blvd., Suite 250, Houston, TX 77024; The Fifth Third Bank, the custodian of the Funds is located at 38 Fountain Square, Cincinnati, Ohio 45263, and Ultimus Fund Solutions, LLC, the Funds’ administrator, is located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. These entities maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 83 to its Registration Statement to be signed on its behalf by the undersigned, there unto duly authorized, in the City of Houston, and State of Texas on the 26th day of February, 2026.

COMMONWEALTH INTERNATIONAL SERIES TRUST
Registrant

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert W. Scharar	President and Trustee	February 26, 2026
Robert W. Scharar	(Principal Executive Officer)

/s/ Zachary P. Richmond	Treasurer	February 26, 2026
Zachary P. Richmond	(Principal Financial Officer)

* /s/ John Akard, Jr.	Chairman and Trustee	February 26, 2026
John Akard, Jr.

* /s/ Anthony Box, Jr.	Trustee	February 26, 2026
Anthony Box, Jr.

* /s/ Caroline Montalbano	Trustee	February 26, 2026
Caroline Montalbano

* /s/ Christina Doherty	Trustee	February 26, 2026
Christina Doherty

* By:	/s/ Robert W. Scharar	February 26, 2026
Robert W. Scharar, Attorney-in-Fact

Exhibit List

(e)(9)	Distribution Agreement between Ultimus Fund Distributors, LLC, Commonwealth International Series Trust and FCA Corp dated July 1, 2025
(h)(34)	Expense Limitation Agreement between FCA Corp and Commonwealth International Series Trust on behalf of the Africa Fund and Commonwealth Japan Fund dated March 1, 2026
(h)(35)	Chief Compliance Officer Agreement dated January 1, 2026
(i)	Opinion and Consent, Practus LLP
(j)	Consent of Independent Registered Public Accounting firm, Cohen & Company, Ltd.